As filed with the Securities and Exchange Commission on April 1, 2004
                        SEC File No. 33-83430; 811-8738

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 25           (X)

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 27                   (X)

                         ATLANTIC WHITEHALL FUNDS TRUST
                         ------------------------------
                        (formerly, Whitehall Funds Trust)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

   4400 Computer Drive
   Westborough, Massachusetts  01581                 (617) 535-0526
   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)   (REGISTRANT'S TELEPHONE NUMBER)


                                    PFPC Inc.
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 With a Copy to:
                           Robert M. Kurucza, Esq. or
                              Navid J. Tofigh, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Avenue, NW
                           Washington, D.C. 20006-1888


       It is proposed that this filing become effective (check appropriate box):
       X                 immediately upon filing pursuant to Paragraph (b);
       --------
                         on __________ pursuant to Paragraph (b);
       --------
                         60 days after filing pursuant to paragraph (a)(i);
       --------
                         on (date) pursuant to Paragraph (a)(i);
       --------
                         75 days after filing pursuant to paragraph (a)(ii); or
       --------
                         on (date) pursuant to paragraph (a)(ii) of Rule 485.

                                                        ------------------------
                                                        [LOGO]
                                                        ATLANTIC WHITEHALL FUNDS

Atlantic Whitehall Growth Fund
Atlantic Whitehall Balanced Fund

Distributor Class Shares

Prospectus                                       April 1, 2004

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Descriptions

     Atlantic Whitehall Growth Fund .......................................    1

     Atlantic Whitehall Balanced Fund .....................................    4

Additional Information on Principal Strategies ............................    8

Additional Information on Principal Risks .................................    8

Management of the Funds ...................................................    8

Pricing of Fund Shares ....................................................    9

Purchase of Fund Shares ...................................................   10

Redemption of Fund Shares .................................................   12

Exchange of Fund Shares ...................................................   13

Additional Purchase and Redemption Information ............................   14

Fund Distributions ........................................................   15

Tax Information ...........................................................   15

Distribution Arrangements .................................................   16

Financial Highlights ......................................................   17

Privacy Notice ............................................................   19

For More Information ......................................................   20

ATLANTIC WHITEHALL GROWTH FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

     The Growth Fund intends to invest primarily in a diversified portfolio of common stocks of publicly-traded, U.S. companies. The Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. company, the equity securities of foreign companies (if traded "over-the-counter") and American depositary receipts ("ADRs"). At all times, at least 65% of the Fund's total assets will consist of one or more of the aforementioned types of securities.

     For risk management and cash management purposes, the Fund may hold debt obligations, U.S. Government securities, or cash or cash equivalents. The Fund has the ability to invest up to 25% of its total assets in debt obligations in the top four rating categories as measured by Moody's Investors Services, Inc. or Standard & Poor's Ratings Group. Except for temporary or defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents at any given time.

     In determining which securities to buy or sell, the Fund's investment adviser emphasizes both growth and value. Each stock selected by the Fund will be selected based on certain factors, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. The Fund may invest in securities without regard to market capitalization.

PRINCIPAL RISKS:

     o INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     o The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     o Because the Fund may invest up to 25% of its total assets in debt obligations, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt obligations to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     o The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

     o Because the Fund may invest in non-U.S. dollar-denominated equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices.

     o The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein. 1

PRIOR PERFORMANCE

     The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, five years and for the life of the Fund compare to those of a broad-based securities market index. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

12/31/96          20.64%
12/31/97          29.91%
12/31/98          24.89%
12/31/99          42.54%
12/31/00          -2.09%
12/31/01         -13.00%
12/31/02         -24.12%
12/31/03          31.85%



     During the period shown in the bar chart, the highest return for a quarter was 28.29% (quarter ended December 31, 1998) and the lowest return for a quarter was (21.06)% (quarter ended September 30, 2001).

                          AVERAGE ANNUAL TOTAL RETURNS
                                                                                        SINCE FEBRUARY 1,
                                                                ONE YEAR    FIVE YEARS          1995*
                                                                --------    ----------    -----------------
                                                               (FOR THE PERIODS ENDED DECEMBER 31, 2003)
Growth Fund
Return Before Taxes.......................................        31.85%        3.14%           13.12%
Return After Taxes on Distributions.......................        31.85%        2.48%           11.04%
Return After Taxes on Distributions and Sale of Fund
    Shares................................................        20.71%        2.50%           10.57%
S&P 500 Index**...........................................        28.67%       (0.57)%          12.00%
------------------

    * The Fund began operations on February 1, 1995. Index data is computed from January 31, 1995.

   ** This index is a widely recognized index of 500 stocks designed to reflect the overall equity market's industry weightings. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect deductions for fees, expenses or taxes.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                   GROWTH FUND
                                                                   -----------
     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price).....................     None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of redemption proceeds)................     None
     Maximum Sales Charge (Load) Imposed on Reinvested
       Dividends (as a percentage of offering price)...........     None
     Redemption Fee............................................     None
     Exchange Fee..............................................     None

     ANNUAL FUND OPERATING EXPENSES
       (expenses that are deducted from the Fund's assets)
     Management Fees...........................................     0.85%
     Distribution (12b-1) Fees.................................     0.25%
     Other Expenses............................................     0.44%
                                                                    -----
     Total Annual Fund Operating Expenses......................     1.54%
     Less: Management Fee Waiver...............................     0.15%
                                                                    -----
     Net Expenses..............................................     1.39%(1)
                                                                    =====
------------------
  (1) The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.39% until November 30, 2004.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:

     o You invest $10,000 in the Fund for the time periods indicated;

     o You redeem all of your shares at the end of each time period;

     o Your investment has a hypothetical 5% return each year;

     o The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                   1 YEAR           3 YEARS           5 YEARS           10 YEARS
                   ------           -------           -------           --------

                    $142             $472              $825              $1,822

ATLANTIC WHITEHALL BALANCED FUND

INVESTMENT OBJECTIVES:

     To provide long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES:

     The Balanced Fund will invest in varying proportions of equities and debt securities depending on the projected strength of the equity and debt markets at the time of purchase. With regard to equities, the Fund intends to invest primarily in a diversified portfolio of common stocks of publicly-traded, U.S. companies. The Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. company, the equity securities of foreign companies (if traded "over-the-counter"), and American depositary receipts ("ADRs"). In determining which equity securities to buy or sell, the Fund's investment adviser emphasizes both growth and value.

     With regard to debt securities, the Fund may invest in U.S. Government securities, corporate bonds, high-yield (high risk) bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, repurchase agreements, convertible securities, preferred stocks and the debt of foreign governments or corporations. The Fund will always maintain an average rating of investment grade on the debt portion of the portfolio. Investment grade debt securities are those which are rated in one of the top four categories by a nationally recognized statistical rating agency. The Fund has no limitation as to average maturity or maturity of individual debt securities.

     The Balanced Fund will generally invest 30-70% of its total assets in equity securities and the remaining 30-70% in debt securities. Except for temporary or defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents.

     Each stock selected by the equity portion of the Fund will be selected based on certain factors, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. The Fund may invest in equity securities without regard to market capitalization. Each fixed income security selected by the debt portion of the Fund will be selected based on certain factors, including but not limited to: (1) the creditworthiness of corporate debt issuers and rating trends, and (2) the overall structure of the debt issue being considered for purchase. In addition, although the Fund has no limitation as to average maturity of the Fund or the average maturity of individual securities, the maturity of a security is a factor in the selection process.

PRINCIPAL RISKS:

     o INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     o The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     o The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

     o Because the Fund will invest in debt securities, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt securities to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     o The Fund is subject to prepayment risk, which is the risk that issuers will prepay debt securities when interest rates fall, forcing the Fund to re-invest in debt securities with lower interest rates than the original debt security.

     o Because the Fund may invest in non-U.S. dollar-denominated debt and equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices.

     o The Fund is subject to credit risk, which is the risk that the issuers of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Because the Fund will invest in securities with lower-credit quality, it is subject to a higher level of credit risk than a fund that buys only investment grade securities. The credit quality of "non-investment grade" securities is considered speculative by recognized agencies with respect to the issuers' continuing ability to pay interest and principal. Lower grade securities may have less liquidity and higher incidence of default than higher grade bonds.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein.

PRIOR PERFORMANCE

     The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, five years and for the life of the Fund compare to those of a broad-based securities market index and a customized blended index prepared by the Fund's investment adviser. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

12/31/96      12.27%
12/31/97      16.95%
12/31/98      17.90%
12/31/99      16.76%
12/31/00       4.50%
12/31/01      -2.76%
12/31/02     -16.12%
12/31/03      22.61%

     During the period shown in the bar chart, the highest return for a quarter was 15.34% (quarter ended March 31, 2000) and the lowest return for a quarter was (11.72)% (quarter ended June 30, 2002).

                          AVERAGE ANNUAL TOTAL RETURNS
                                                                                        SINCE FEBRUARY 1,
                                                              ONE YEAR    FIVE YEARS          1995*
                                                              --------    ----------    ----------------
                                                             (FOR THE PERIODS ENDED DECEMBER 31, 2003)
Balanced Fund
Return Before Taxes.........................................      22.61%        4.06%            9.84%
Return After Taxes on Distributions.........................      22.38%        3.26%            7.81%
Return After Taxes on Distributions and Sale of Fund
    Shares..................................................      14.81%        3.02%            7.44%
S&P 500 Index**.............................................      28.67%       (0.57)%          12.00%
Lehman Brothers Government/Credit Intermediate
    Bond Index***...........................................       4.31%        6.65%            7.49%
Lehman Brothers Aggregate Bond Index........................       4.10%        6.62%            7.95%
Blended Index****...........................................      18.92%        2.32%           10.20%
------------------

     * The Fund began operations on February 1, 1995. Index data is computed from January 31, 1995.

     **This index is a widely recognized index of 500 stocks designed to reflect the overall equity market's industry weightings. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect deductions for fees, expenses or taxes.

     *** The Fund changed the benchmark  index for the  fixed-income  portion of its portfolio from the Lehman Brothers Aggregate Bond Index to the Lehman Brothers Government/Credit Intermediate Bond Index on October 22, 2003, because the Lehman Brothers Government/Credit Intermediate Bond Index better reflects the composition of the Fund's fixed-income securities. This index is a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and ten years. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect the deduction of fees, expenses or taxes.

     **** The Fund's investment adviser has prepared this blended index since the Fund has a dual investment objective of capital appreciation and income. The Blended Index is comprised of 60% S&P 500 Index and 40% Lehman Brothers Government/Credit Intermediate Bond Index.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              BALANCED FUND
                                                              -------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price).......................      None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds)..................      None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends (as a percentage of offering price).............      None
Redemption Fee..............................................      None
Exchange Fee................................................      None

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees.............................................     0.85%
Distribution (12b-1) Fees...................................     0.25%
Other Expenses..............................................     0.50%
                                                                 -----
Total Annual Fund Operating Expenses........................     1.60%
Less: Management Fee Waiver.................................     0.15%
                                                                 -----
Net Expenses................................................     1.45%(1)
                                                                 =====
------------------
(1) The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.45% until November 30, 2004.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:

     o You invest $10,000 in the Fund for the time periods indicated;

     o You redeem all of your shares at the end of each time period;

     o Your investment has a hypothetical 5% return each year;

     o The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                  ------           -------           -------           --------

                   $148             $490              $857              $1,888

                 ADDITIONAL INFORMATION ON PRINCIPAL STRATEGIES

     TEMPORARY OR DEFENSIVE POSITIONS. For temporary or defensive purposes (as well as other purposes), each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the investment adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     PORTFOLIO TURNOVER. Each Fund's portfolio turnover rate is included in the Financial Highlights section of this Prospectus. A higher rate of portfolio turnover by a Fund could have a negative impact on a Fund's performance by increasing brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover by a Fund also may result in the realization of substantial net short-term capital gains by the Fund, which, when distributed, are taxable to shareholders as ordinary income.

                    ADDITIONAL INFORMATION ON PRINCIPAL RISKS

     The Funds may not be able to prevent or lessen the risk of loss that is involved in investing in particular types of securities. To the extent a Fund may invest in the securities of issuers in a foreign country, which involves special risks and considerations not typically associated with investing in U.S. issuers. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. Investments in ADRs also present many of the same risks as foreign securities. Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing markets. These securities may present market, credit, currency, liquidity, legal, political and other risks different from or greater than the risks of investing in developed countries.

     Below investment grade (high-yield) bonds, which are also known as junk bonds, may be purchased by the Balanced Fund or may be issued to the Fund as a result of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. These bonds are also often issued by smaller, less creditworthy companies or by highly leveraged firms which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The high yield bonds in which the Balanced Fund may invest are rated "B" and higher by S&P or "B" and higher by Moody's. The risks posed by bonds issued under such circumstances are substantial. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in the rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of high-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, adversely affect a Fund's net asset value per share.

     For more information on the risks of investing in the Funds, please see the Funds' Statement of Additional Information, which is available without charge by calling 1-800-994-2533.

                             MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees.

THE INVESTMENT ADVISER

ATLANTIC TRUST ADVISORS, INC.

     Atlantic Trust Advisors, Inc. (the "Adviser"), a registered investment adviser, provides investment advisory services to the Funds. The Adviser is an affiliate of Atlantic Trust Company, N.A. ("Atlantic Trust"). With $9.1 billion in assets under management as of December 31, 2003, Atlantic Trust and its affiliates manage wealth for individuals and families, and provide asset management services to foundations and endowments. The Adviser's principal office is located at 50 Rockefeller Plaza, 15th Floor, New York, New York 10020.

     From November 18, 1994 to February 14, 2003, Whitehall Asset Management, Inc. ("Whitehall") acted as the investment adviser with respect to the assets of the Trust. On October 28, 2002, the parent company of Whitehall, The Industrial Bank of Japan Trust Company ("IBJ Trust"), entered into an agreement (the "Purchase Agreement") to sell Whitehall to Atlantic Trust Group, Inc., a wholly-owned subsidiary of AMVESCAP PLC ("AMVESCAP") (the "Acquisition"). The closing of the Acquisition occurred on February 14, 2003 (the "Closing"). After the Acquisition, Whitehall's operations were integrated with those of Atlantic Trust Private Wealth Management, the private wealth management division of AMVESCAP, and Whitehall changed its name to Atlantic Trust Advisors, Inc.

     The Adviser's parent, AMVESCAP is a leading independent global investment manager dedicated to helping people worldwide build their financial security. Operating under the AIM, INVESCO, and Atlantic Trust brands, AMVESCAP strives to deliver outstanding investment performance and service through a comprehensive array of products for individual and institutional clients in more than 100 countries. AMVESCAP had approximately $370 billion in assets under management as of December 31, 2003. The company is listed on the London, New York, Paris and Toronto stock exchanges with the symbol AVZ.

     For the investment advisory services provided to the Funds, the Adviser receives a fee based on the average daily net assets of each Fund at the following annual rates: Growth Fund, 0.85%; and Balanced Fund, 0.85%. Prior to the Acquisition, Whitehall's compensation was identical to that of the Adviser. After fee waivers, the Adviser received the following fees based on average daily net assets for the fiscal year ended November 30, 2003: Growth Fund, 0.70%; and Balanced Fund, 0.70%.

THE PORTFOLIO MANAGERS

     The Adviser utilizes a team approach with respect to the management of the Funds. As such, the day-to-day portfolio management of the Funds is the responsibility of the members of the investment teams of the Adviser. Senior investment professionals of the Adviser include Jeff Thomas, Fred Weiss, David Smith and Paul McPheeters. Messrs. Thomas, Weiss and McPheeters are the lead portfolio managers of the Growth Fund, and Messrs. Thomas, Weiss and Smith are the lead portfolio managers of the Balanced Fund.

     Mr. Thomas is the Chief Investment Officer with 30 years of investment experience including 17 years with the Adviser. He focuses primarily on the media, telecom and financial services sectors. Mr. Weiss is a Senior Investment Manager with 27 years of investment experience of which 14 years are with the Adviser. He focuses primarily on the technology and health care sectors. Mr. McPheeters is a Vice President with 8 years of investment experience of which all but 2 have been with the Adviser. He focuses primarily on the media, telecom and energy sectors. Mr. Smith is a Senior Vice President with 15 years of investment experience including 5 years with the Adviser. Mr. Smith focuses primarily on fixed-income.

                             PRICING OF FUND SHARES

     Each Fund's shares are priced at net asset value. The net asset value per share of each of the Funds is calculated at the close of regular trading hours of the New York Stock Exchange, which is normally at 4:00 p.m. (Eastern time), Monday through Friday, on each day that the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is closed for trading on the following business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each Fund is computed by dividing the value of each Fund's net assets (I.E., the value of the assets less the liabilities) by the total number of such Fund's outstanding shares. All expenses, including fees paid to the Adviser and any affiliate of PFPC Inc. ("PFPC"), the Funds' administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

     Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price, when appropriate. If the last sale price or NASDAQ official closing price is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

     To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

                             PURCHASE OF FUND SHARES

     Shares offered in this Prospectus are sold at net asset value without a sales load. Orders for the purchase of shares will be executed at the net asset value per share next determined after the order has been received in good order.

     Requests in "good order" include the following documents: (a) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     The following purchase procedures do not apply to certain fund or trust accounts that are managed or administered by the Adviser or its affiliates. The customer should consult his or her account representative for proper instructions.

     All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. The Funds reserve the right to reject any purchase. The Funds will not accept any third party or foreign checks.



MINIMUM PURCHASE AMOUNT                         INITIAL PURCHASE         SUBSEQUENT PURCHASES
Individual/Institutional Account                    $1,000*                     $50
Individual Retirement Account (IRA)                   $250                      $50
Automatic Investment Program                        $1,000                      $50
------------------

     * If the purchaser has at least $1,000 or more in any of the Funds, is a purchaser through a trust or investment account administered by the Adviser, is an employee or an ex-employee of the Adviser or is an employee of (1) any of the Adviser's affiliates, (2) PFPC, (3) any other service provider to the Funds, or (4) any trust customer of the Adviser, then there is no initial purchase minimum.

HOW TO PURCHASE SHARES
METHOD                                      PROCEDURE
BY MAIL         OPEN AN ACCOUNT    Complete   the   application   and  mail  the
                                   application and your check made payable to Atlantic Whitehall Funds Trust (the "Trust") to:

                                                 Atlantic Whitehall Funds Trust
                                                 c/o PFPC Inc.
                                                 P.O. Box 5183
                                                 Westborough, MA 01581-5183

                                   For overnight delivery, mail the application and your check made payable to the Trust to:

                                                 Atlantic Whitehall Funds Trust
                                                 c/o PFPC Inc.
                                                 4400 Computer Drive
                                                 Westborough, MA 01581-5183

                OPEN AN IRA        Shares  of  the  Funds  are   available   for
                                   purchase   through   Individual    Retirement
                                   Accounts (IRAs) and Roth IRAs. Applications and further details about IRAs and Roth IRAs are available by calling 1-800-994-2533.

                SUBSEQUENT         Send in a check for the  appropriate  minimum
                PURCHASE           amount (or more) with your  account  name and
                                   number.

BY WIRE         OPEN AN ACCOUNT    For new accounts,  call 1-800-994-2533 and an
                                   account number will be assigned to you.

                                   Call your bank with instructions to transmit Federal funds to:

                                                 PNC Bank
                                                 Pittsburgh, PA
                                                 ABA No.: 031000053
                                                 Account No.: 8606905003
                                                 Attn: [Name of Fund]
                                                 Account Name
                                                 Account Number (as assigned)

                                   A wire for a Fund purchase must be received by the Trust by 4:00 p.m. (Eastern time) for same day processing.

                SUBSEQUENT         A  completed  application  must  be  sent  by
                PURCHASE           overnight delivery to the Trust in advance of
                                   the  wire  to the  address  noted  under  "By
                                   Mail."

                                   Note: Your bank may charge a fee for handling the transaction.

                                   Call 1-800-994-2533

                                   Follow  the   instructions   under  "Open  an
                                   account."

AUTOMATIC       OPEN AN ACCOUNT    With an initial investment,  indicate on your
INVESTMENT                         application    that   you   would   like   to
PLAN                               participate in the Automatic  Investment Plan
                                   and complete the appropriate section on the application.

                SUBSEQUENT         Subsequent  investments  will be  drawn  from
                PURCHASE           your  bank  account  and  invested  into  the
                                   Fund(s) automatically.

INSTITUTIONAL                      Bank    trust     departments    and    other
ACCOUNTS                           institutional   accounts   may  place  orders
                                   directly with the Trust by telephone at 1-800-994-2533.

THROUGH                            Complete  an  application  and  contact  your
THE ADVISER                        Atlantic Trust  representative  or investment
                                   adviser with instructions as to the amount you wish to invest. They will then contact the Trust to place the order on your behalf on that day.

                                   Orders placed with your Atlantic Trust representative for the Funds must be received by 4:00 p.m. (Eastern time) for same day processing. You should receive written confirmation from the Trust of your order within a few days of receipt of instructions from your representative.

                            REDEMPTION OF FUND SHARES

     Shareholders may redeem their shares on any business day. Shares will be redeemed at the net asset value next determined after the Trust receives your redemption request in good order. A redemption is a taxable transaction on which a gain or loss may be recognized.

     Where the shares to be redeemed have been purchased by check, the payment of redemption proceeds may be delayed if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds.

     Once the shares are redeemed, the Trust will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Trust may, however, take up to seven days to make payment. If the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the Securities and Exchange Commission (the "SEC") merits such action, the Trust may suspend redemptions or postpone payment dates.

HOW TO SELL SHARES

METHOD                    PROCEDURE
BY MAIL                   Write a letter of instruction that includes:

                              o the Fund name, your account number, the name in which the account is registered and the dollar value or number of shares you wish to sell; and
                              o include all signatures and any additional documents that may be required as well as a medallion signature guarantee, if required.

                          Corporations, partnerships, trusts or other legal entities must submit additional documentation.

                          Mail your request to:

                                             Atlantic Whitehall Funds Trust
                                             c/o PFPC Inc.
                                             P.O. Box 5183
                                             Westborough, MA 01581-5183

                          For overnight delivery, mail the letter of instruction to:

                                             Atlantic Whitehall Funds Trust
                                             c/o PFPC Inc.
                                             4400 Computer Drive
                                             Westborough, MA 01581-5183

                          A check will be mailed to the name(s) and address in which the account is registered.

BY TELEPHONE              If  you  have  previously   authorized  redemption  by
                          telephone on your application or optional service form, call 1-800-994-2533.

                          You  should  be   prepared   to  give  the   telephone
                          representative the following information:

                              o your account number, social security number and account registration;
                              o the Fund name from which you are redeeming shares; and
                              o  the dollar or share amount to be deemed.

                          The Trust employs reasonable procedures to confirm that instructions communicated are genuine and, if it does not, may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Trust include tape recording of telephone instructions and requiring the information detailed above.

                          Although other redemption methods may be used, telephone redemption and telephone exchanges will be suspended for a period of 10 days following an address change made by telephone.

                          You will receive your redemption payment in the form you previously selected: check, deposit to your bank account, or wire transfer (for wire transfers, a fee will be charged).

BY WIRE You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank.

                          Your instructions should include: (1) your account number, social security or tax identification number and account registration; (2) the Fund name from which you are redeeming shares; and (3) the dollar or share amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on the application, and you attach a copy of a voided check from the account where proceeds are to be wired.

                          Note: Your bank may charge you a fee for receiving a wire payment on your behalf.

METHOD                    PROCEDURE

BY SYSTEMATIC WITHDRAWAL  Call 1-800-994-2533 to request an application to start the Systematic Withdrawal Plan. Specify the amount and frequency of withdrawals (minimum of $100).

                          Note: A minimum account balance of $10,000 is required and you must have all dividends and distributions reinvested.

THROUGH AN ATLANTIC       You may redeem your shares by contacting your Atlantic
TRUST REPRESENTATIVE OR   Trust   representative   or  investment   adviser  and
AUTHORIZED INVESTMENT     instructing  him or her to  redeem  your  shares.  The
ADVISOR                   Adviser  authorized  agent will then  contact the Fund
                          and place a redemption trade on your behalf. A fee may be charged for this service.

     The above-mentioned services -- "By Telephone," "By Check," and "By Wire" -- are not available for IRAs or Roth IRAs and trust relationships of the Adviser or its affiliates.

                             EXCHANGE OF FUND SHARES

     Shareholders may exchange shares of one Fund for shares of the same class of another mutual fund in the Atlantic Whitehall family of funds, subject to the exchange limits discussed under "Additional Purchase and Redemption Information
- Market Timing" below. A shareholder should carefully read the information contained in the Prospectus describing the Atlantic Whitehall Fund into which the exchange will occur. The minimum amount for an initial exchange is $500. No minimum is required for subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time, upon 60 days notice to shareholders.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized.

HOW TO EXCHANGE SHARES
METHOD                    PROCEDURE

BY TELEPHONE              If  you  have  previously   authorized  the  telephone
                          exchange    option   on   your    application,    call
                          1-800-994-2533.

                          You  should  be   prepared   to  give  the   telephone
                          representative the following information:

                              o your account number, social security or tax identification number and account registration;
                              o the name of the Fund from and the Fund into which you wish to exchange; and
                              o  the dollar or share amount to be exchanged.

                          The conversation may be recorded to protect you and the Trust.

BY MAIL                   Write a letter of instruction that includes:

                              o  your account number;
                              o the Fund from and the Fund into which you wish to exchange;
                              o the dollar or share amount you wish to exchange; and
                              o the signatures of all registered owners or authorized parties.

                          You must have held shares used in an exchange for at least 10 days before you can exchange into another Fund.

                          Mail your request to:
                                  Atlantic Whitehall Funds Trust
                                  c/o PFPC Inc.
                                  P.O. Box 5183
                                  Westborough, MA 01581-5183

                          For overnight delivery, mail the letter of instruction to:
                                  Atlantic Whitehall Funds Trust
                                  c/o PFPC Inc.
                                  4400 Computer Drive
                                  Westborough, MA 01581-5183

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

MEDALLION SIGNATURE GUARANTEES

     To protect shareholder accounts, the Funds, and their transfer agent from fraud, medallion signature guarantees are required to enable the Funds to verify the identity of the person who has authorized a redemption from an account.

     The Funds will require a medallion signature guarantee for any of the following:

     o any written redemption request for $50,000 or more;

     o redemptions when the proceeds are to be sent to someone other than the registered shareowner(s) or when proceeds are to be sent to an address other than the registered address; or

     o share transfer requests.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Shareholders may contact the Funds at 1-800-994-2533 for further details.

SELLING RECENTLY PURCHASED SHARES

     Redemption proceeds from recently purchased Fund shares that have been paid for by check may be delayed until there is a reasonable belief that your check has cleared. This may take up to fifteen calendar days after we receive your check. If you think you may wish to redeem your newly purchased shares within fifteen calendar days, you should pay for your shares by Federal funds wire transfer.

ACCOUNT MINIMUM

     You must keep at least $500 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $500 we may redeem your shares and send you a check for the redemption proceeds.

MARKET TIMING

     Short term-market timers that administer their accounts so as to redeem or purchase Fund shares based upon certain predetermined market indicators generally engage in frequent purchases and redemptions that disrupt a Fund's investment program and create significant additional transaction costs for shareholders. For these reasons, the Funds reserve the right to refuse the purchase and/or exchange requests of any market timer if, in the Adviser's judgment, a Fund would be unable to invest in accordance with its investment objectives and policies or would otherwise potentially be adversely affected.

     If a shareholder exceeds eight exchanges out of a Fund per calendar year, or a Fund or the distributor determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each Fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one Fund and into (purchase) another Fund.

RIGHT TO REDEEM IN KIND

     All redemptions of Fund shares shall be made in cash. However, this commitment applies only to redemption requests made by a Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. If a redemption request exceeds these amounts, a Fund may make full or partial payment in securities or other assets.

ACCOUNT SERVICES

     All transactions in Fund shares will be reflected in a statement for each shareholder. In those cases where a nominee is a shareholder of record for shares purchased for its customer, the nominee decides whether the statement will be sent to the customer.

                               FUND DISTRIBUTIONS

     In general, each Fund intends to distribute to its shareholders substantially all of its net investment income and realized capital gains, if any. The Growth Fund will make distributions of any net investment income at least annually and the Balanced Fund will make distributions of any net investment income at least quarterly. Each Fund generally will make distributions of any realized capital gains at least annually.

     Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, at least five full business days before the record date, to receive such distributions in cash. Distributions for a given month will be paid within five business days after the end of such month.

     Fund shares purchased will begin earning distributions on the day after the shares are bought, and shares redeemed will earn distributions through the day the redemption is executed.

     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically. Your future distributions will be reinvested in the Fund at the per share net asset value determined as of the day the distribution is paid. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                 TAX INFORMATION

     The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as an IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Fund's sales and exchanges after May 5, 2003. Also, if you're an individual Fund shareholder, your distributions attributable to dividends received by a Fund from certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

     Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared to Fund shareholders of record on a day in October, November or December of one year and distributed in January of the following year will be taxable to you as if they were paid on December 31 of the first year. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     If you buy shares of a Fund shortly before it makes a distribution, the distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

     Your redemptions (including redemptions-in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held the redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

     In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                            DISTRIBUTION ARRANGEMENTS

     The Funds do not charge up-front or deferred sales charges. The Funds have each adopted a Rule 12b-1 Distribution Plan, which will enable each Fund to make payments to third parties of up to 0.25% of the value of its net assets for sale and distribution of its shares. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Under the 12b-1 Plan, PFPC Distributors, Inc. ("PFPC Distributors"), the Funds' distributor, will receive the distribution fees, payable as an expense of the Funds. PFPC Distributors provides for the preparation of advertising and sales literature and bears any distribution related expenses not covered by the amounts it receives under the 12b-1 Plan. Such expenses may include the cost of printing and mailing prospectuses to persons other than shareholders.

                              FINANCIAL HIGHLIGHTS

     These financial highlights tables are intended to help you understand each Fund's financial performance. The total returns in these tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.

                                                                                GROWTH FUND

                                              FOR THE YEAR      FOR THE YEAR    FOR THE YEAR     FOR THE YEAR      FOR THE YEAR
                                                 ENDED             ENDED           ENDED           ENDED              ENDED
                                                NOV. 30,          NOV. 30,        NOV. 30,        NOV. 30,           NOV. 30,
                                                 2003              2002             2001            2000               1999
                                              ------------      ------------    ------------     ------------      ------------
Net Asset Value,
   Beginning of the Year.........             $      13.55      $      17.07    $      19.24     $      20.97      $       16.51
                                              ------------      ------------    ------------     ------------      -------------
 Income from Investment Operations:
   Net investment (loss).........                    (0.10)            (0.10)          (0.09)           (0.15)             (0.05)
   Net realized and unrealized
     gain (loss) on investment
     transactions................                     2.18             (3.42)          (1.50)            0.65               6.46
                                              ------------      ------------    ------------     ------------      -------------
   Total income (loss) from
     investment operations.......                     2.08             (3.52)          (1.59)            0.50               6.41
                                              ------------      ------------    ------------     ------------      -------------
 Less Distributions from:
   Realized gains................                       --                --           (0.58)           (2.23)             (1.95)
                                              ------------      ------------    ------------     ------------      -------------
   Total Distributions...........                       --                --           (0.58)           (2.23)             (1.95)
                                              ------------      ------------    ------------     ------------      -------------
Net change in net asset
   value per share...............                     2.08             (3.52)          (2.17)           (1.73)              4.46
                                              ------------      ------------    ------------     ------------      -------------
Net Asset Value,
   End of Year...................             $      15.63      $      13.55    $      17.07     $      19.24      $       20.97
                                              ============      ============    ============     ============      =============
Total Return(a)..................                    15.35%           (20.62)%         (8.64)%           1.96%             44.49%
 Ratios/Supplemental Data:
Net Assets at the end of
   year (in thousands)...........             $    161,771      $    149,610    $    146,072     $    128,500      $     131,496
 Ratios to average net assets:
   Expenses before waivers ......                     1.54%             1.52%           1.49%            1.26%              1.04%
   Expenses net of waivers.......                     1.39%             1.33%           1.33%            1.24%              0.93%
   Net investment
     income (loss) (net of waivers)                  (0.70)%           (0.72)%         (0.55)%          (0.63)%            (0.23)%
Portfolio Turnover Rate..........                       14%(b)             9%              1%               7%                 6%
--------------------------------------------------------------------------

(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover rate excludes the effect of redemption in kind.


                                                                       BALANCED FUND

                                          FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED           ENDED           ENDED           ENDED
                                            NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                              2003            2002            2001            2000            1999
                                          ------------    ------------    ------------    ------------    ------------
Net Asset Value,
   Beginning of Year.............         $      11.68    $      13.73    $      13.97    $      13.33    $      12.90
                                          ------------    ------------    ------------    ------------    ------------
 Income from Investment Operations:
   Net investment income.........                 0.10            0.17            0.26            0.24            0.26
   Net realized and unrealized
     gain (loss) on investment
     transactions.................                1.51           (1.79)          (0.16)           0.70            1.50
                                          ------------    ------------    ------------    ------------    ------------
   Total income (loss) from
     investment operations.......                 1.61           (1.62)           0.10            0.94            1.76
                                          ------------    ------------    ------------    ------------    ------------
 Less Distributions from:
   Net investment income.........                (0.12)          (0.19)          (0.26)          (0.26)          (0.20)
   Realized gains................                   --           (0.24)          (0.08)          (0.04)          (1.13)
                                          ------------    ------------    ------------    ------------     ------------
   Total Distributions...........                (0.12)          (0.43)          (0.34)          (0.30)          (1.33)
                                          ------------    ------------    ------------    ------------     ------------
Net change in net asset
   value per share...............                 1.49           (2.05)          (0.24)           0.64            0.43
                                          ------------    ------------    ------------    ------------    -------------
Net Asset Value,
   End of Year...................         $      13.17    $      11.68    $      13.73    $      13.97    $      13.33
                                          ============    ============    ============    ============    =============
Total Return(a)..................                13.96%         (12.07)%          0.71%           6.93%          15.23%
Ratios/Supplemental Data:
   Net Assets at the end of
   year (in thousands)...........         $     20,237    $     50,878    $     66,985    $     65,829    $     59,572
 Ratios to average net assets:
   Expenses before waivers.......                 1.60%           1.57%           1.49%           1.32%           1.11%
   Expenses net of waivers.......                 1.45%           1.39%           1.39%           1.31%           1.00%
   Net investment
     income (net of waivers).....                 0.80%           1.33%           1.85%           1.61%           2.02%
Portfolio Turnover Rate..........                   33%(b)          32%            150%             73%             42%
--------------------------------------------------------------------------

(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(b) Portfolio turnover rate excludes the effect of redemption in kind.

                          THE ATLANTIC WHITEHALL FUNDS

                The following notice does not constitute part of
                        and is not incorporated into the
               Prospectus for the Atlantic Whitehall Funds Trust.

                         Atlantic Whitehall Funds Trust
                             PFPC Distributors, Inc.

                      NOTICE OF PRIVACY POLICY & PRACTICES

Atlantic Whitehall Funds Trust (the "Trust") recognizes and respects your right to privacy.(1) We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

COLLECTION OF CUSTOMER INFORMATION    We collect nonpublic personal  information
                                      about our customers from the following sources:

                                        o  ACCOUNT APPLICATIONS AND OTHER FORMS,
                                           AND     CORRESPONDENCE      (written,
                                           telephonic  or  electronic)  with the
                                           Trust  or  service  providers  to the
                                           Trust.   Information   gathered  from
                                           these    sources    may   include   a
                                           customer's  name,   address,   social
                                           security   number,   and  information
                                           about a customer's  investment  goals
                                           and risk tolerance; and

                                        o  ACCOUNT      HISTORY,       including
                                           information  about  the  transactions
                                           and    balances   in   a   customer's
                                           accounts.

DISCLOSURE OF CUSTOMER INFORMATION    We may  disclose  all  of the  information
                                      described above to certain third parties who are not affiliated with the Trust under one or more of these circumstances:

                                        o  AS  AUTHORIZED  - if you  request  or
                                           authorize   the   disclosure  of  the
                                           information;

                                        o  AS  PERMITTED  BY LAW - for  example,
                                           sharing  information  with  companies
                                           who  maintain  or  service   customer
                                           accounts  for the Trust is  permitted
                                           and is  essential  for us to  provide
                                           shareholders with necessary or useful
                                           services   with   respect   to  their
                                           accounts; and

                                        o  UNDER JOINT  AGREEMENTS - we may also
                                           share the information described above
                                           with companies that perform marketing
                                           services  on our  behalf  or to other
                                           financial  institutions  with whom we
                                           have joint marketing agreements.

SECURITY OF CUSTOMER INFORMATION      We require service providers to the Trust:

                                        o  To maintain  policies and  procedures
                                           designed to assure  only  appropriate
                                           access  to,  and  use of  information
                                           about customers of the Trust; and

                                        o  To maintain physical,  electronic and
                                           procedural   safeguards  that  comply
                                           with   federal   standards  to  guard
                                           non-public  personal  information  of
                                           customers of the Trust.

------------------
     (1) For purposes of this notice, the terms "customer" or "customers" includes shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in the Trust's shares.

     When information about the Trust's customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law. Access to information about our customers is limited to those employees who need to know that information to service your account or to carry out the purpose for which the information is disclosed.

     We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Trust.

                              FOR MORE INFORMATION

     Additional information about the Funds is included in a Statement of Additional Information dated April 1, 2004 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.

     Information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

     You may make inquiries about the Funds or obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-994-2533.

     Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. To aid you in obtaining this information, the Funds' 1940 Act registration number is 811-8738.

                           ATLANTIC WHITEHALL FUNDS TRUST

INVESTMENT ADVISER
Atlantic Trust Advisors, Inc.
50 Rockefeller Plaza
15th Floor
New York, NY 10020

ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
State Street Bank and Trust Company
150 Newport Ave.
North Quincy, MA 02171

COUNSEL
Morrison &Foerster LLP
2000 Pennsylvania Avenue, NW
Washington, D.C. 20006

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY 10036

WEBSITE
WWW.ATLANTICWHITEHALLFUNDS.COM

[LOGO]
ATLANTIC WHITEHALL FUNDS

           50 Rockefeller Plaza, 15th Floor o New York, NY 10020-1605
                  800 994 2533 o www.atlanticwhitehallfunds.com

                                                        ------------------------
                                                                          [LOGO]
                                                        ATLANTIC WHITEHALL FUNDS

Atlantic Whitehall Growth Fund
Atlantic Whitehall Mid-Cap Growth Fund
Atlantic Whitehall Multi-Cap Global Value Fund
Atlantic Whitehall International Fund
Atlantic Whitehall Income Fund



Institutional Class Shares

Prospectus                                       April 1, 2004

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
Fund Descriptions

     Atlantic Whitehall Growth Fund......................................      1

     Atlantic Whitehall Mid-Cap Growth Fund..............................      5

     Atlantic Whitehall Multi-Cap Global Value Fund......................      7

     Atlantic Whitehall International Fund...............................     10

     Atlantic Whitehall Income Fund......................................     12

Additional Information on Principal Strategies...........................     15

Additional Information on Principal Risks................................     15

Management of the Funds..................................................     16

Pricing of Fund Shares...................................................     18

Purchase of Fund Shares..................................................     19

Redemption of Fund Shares................................................     21

Exchange of Fund Shares..................................................     22

Additional Purchase and Redemption Information...........................     23

Fund Distributions.......................................................     24

Tax Information..........................................................     24

Distribution Arrangements................................................     25

Financial Highlights.....................................................     26

Privacy Notice...........................................................     29

For More Information.....................................................     31

ATLANTIC WHITEHALL GROWTH FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

     The Growth Fund intends to invest primarily in a diversified portfolio of common stocks of publicly-traded, U.S. companies. The Fund may also invest in the common stock, convertible securities, preferred stocks and warrants of any U.S. company, the equity securities of foreign companies (if traded "over-the-counter") and American depositary receipts ("ADRs"). At all times, at least 65% of the Fund's total assets will consist of one or more of the aforementioned types of securities.

     For risk management and cash management purposes, the Fund may hold debt obligations, U.S. Government securities, or cash equivalents. The Fund has the ability to invest up to 25% of its total assets in debt obligations in the top four rating categories as measured by Moody's Investors Services, Inc. or Standard & Poor's Ratings Group. The Fund has no limitation as to average maturity of the debt obligations it holds or as to maturity of individual debt obligations. Except for temporary or defensive purposes, the Fund will not hold more than 20% of its total assets in the form of cash or cash equivalents at any given time.

     In determining which securities to buy or sell, the Fund's investment adviser emphasizes both growth and value. Each stock selected by the Fund will be selected based on certain factors, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. The Fund may invest in securities without regard to market capitalization.

PRINCIPAL RISKS:

     The following are the principal risks  associated with an investment in the
Fund:

     O INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A
       BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     o The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     o Because the Fund may invest up to 25% of its total assets in debt obligations, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt obligations to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     o The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

     o Because the Fund may invest in non-U.S. dollar-denominated equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices.

     o The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein, as well as the Fund's Statement of Additional Information.

PRIOR PERFORMANCE

     The bar chart and table that follow provide an indication of the risks of investing in the Growth Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, five years and for the life of the Fund compare to those of a broad-based securities market index.

     Because the Institutional Class of the Fund has been in existence for less than one calendar year, the bar chart and table show changes in the performance of the Distributor Class of the Fund from year to year. The Institutional Class would have similar annual returns to the Distributor Class because both classes are invested in the same portfolio of securities and the annual returns would differ only to the extent the classes do not have the same expenses. Fee waivers and expense reimbursements of the Distributor Class that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. How the Distributor Class of the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Institutional Class of the Fund will perform in the future.

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

12/31/96           20.64%
12/31/97           29.91%
12/31/98           24.89%
12/31/99           42.54%
12/31/00           -2.09%
12/31/01          -13.00%
12/31/02          -27.12%
12/31/03           31.85%


--------------
 During the period shown in the bar chart, the highest return for a quarter was 28.29% (quarter ended December 31, 1998) and the lowest return for a quarter was (21.06)% (quarter ended September 30, 2001).


                          AVERAGE ANNUAL TOTAL RETURNS

                                                                                        SINCE FEBRUARY 1,
                                                              ONE YEAR    FIVE YEARS          1995*
                                                              --------    ----------    -----------------
                                                              (FOR THE PERIODS ENDED DECEMBER 31, 2003)
Growth Fund (Distributor Class)
Return Before Taxes.......................................        31.85%        3.14%           13.12%
Return After Taxes on Distributions.......................        31.85%        2.48%           11.04%
Return After Taxes on Distributions and Sale of Fund
    Shares................................................        20.71%        2.50%           10.57%
S&P 500 Index**...........................................        28.67%       (0.57)%          12.00%
-----------

     * The Distributor Class of the Fund began operations on February 1, 1995. Index data is computed from January 31, 1995.

    ** This index is a widely recognized index of 500 stocks designed to reflect the overall equity market's industry weightings. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect deductions for fees, expenses or taxes.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

FEE TABLE
     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                  GROWTH FUND
                                                                 ------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)..........................      None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds).....................      None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends (as a percentage of offering price)................      None
Redemption Fee.................................................      None
Exchange Fee...................................................      None

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees ...............................................      0.85%
Distribution (12b-1) Fees .....................................      None
Other Expenses ................................................      0.44%
                                                                     ----
Total Annual Fund Operating Expenses ..........................      1.29%
Less: Management Fee Waiver ...................................      0.15%
                                                                     ----
Net Expenses ..................................................      1.14%(1)
                                                                     ====
-----------
(1) The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.14% until November 30, 2004.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's operating expenses remain the same. The Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

               1 YEAR           3 YEARS           5 YEARS          10 YEARS
               ------           -------           -------          --------

                $116             $394              $693             $1,543

ATLANTIC WHITEHALL MID-CAP GROWTH FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital appreciation.(1)

PRINCIPAL INVESTMENT STRATEGIES:

     Under normal circumstances, the Fund intends to invest at least 80% of its assets in a diversified portfolio of common stocks of mid-sized companies with market capitalizations between $1 billion and $10 billion at the time of the initial purchase. Although the Fund intends to invest primarily in equity securities, the Fund also may invest in other types of securities including preferred stocks, convertible securities and debt securities. The Fund will provide shareholders with at least 60 days notice before changing its 80% investment policy.

     The Fund's investment adviser emphasizes a bottom-up, fundamental stock selection that focuses on companies that can deliver consistently strong earnings growth, cash flow growth, and return on equity. The investment adviser also looks for a proven history of growth in the companies in which the Fund invests, because it believes that such a history is indicative of the value of the underlying franchise or market position. These companies typically have a proprietary product or business approach that allows them to be leaders within their respective industries. In addition, the investment adviser emphasizes diversification in terms of sector exposure as well as the number of securities held, and normally expects low turnover of holdings.

PRINCIPAL RISKS:

     The following are the principal risks  associated with an investment in the
Fund:

     o INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     o The Fund may invest in mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     o The Fund is subject to style risk in that growth investing may fall out of favor with investors. In addition, because the value of "growth" companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

     o The Fund may invest in securities of less well-known issuers that may perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

     o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     o Because the Fund may invest in debt obligations, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt obligations to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     o The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

     o The Fund is subject to foreign exposure. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices.
----------
(1) The Fund's investment objective is non-fundamental and may be changed by a vote of the Board of Trustees alone.

     o The fund is subject to credit risk, which is the risk that the issuer of a security, or counter-party to a contract, will default or otherwise be unable to honor a financial obligation.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein, as well as the Fund's Statement of Additional Information.

PRIOR PERFORMANCE

     Because the Mid-Cap Growth Fund has been in existence for less than one calendar year, no performance information for this Fund is included.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                    MID-CAP
                                                                  GROWTH FUND
                                                                 -------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .......................       None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds) ..................       None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends (as a percentage of offering price) .............       None
Redemption Fee ..............................................       None
Exchange Fee ................................................       None

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees .............................................       0.85%
Distribution (12b-1) Fees ...................................       None
Other Expenses ..............................................       0.31%(1)
                                                                    ----
Total Annual Fund Operating Expenses ........................       1.16%(2)
                                                                    ====
-----------
(1) Other expenses are based on estimated amounts for the first fiscal year of operations.
(2) The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at or below 1.30% until November 30, 2004.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's operating expenses remain the same. The Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

     The example is for comparison purposes only. Actual returns and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                         1 YEAR           3 YEARS
                         ------           -------

                          $118             $368

ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital appreciation.(1)

PRINCIPAL INVESTMENT STRATEGIES:

     The Multi-Cap Global Value Fund invests primarily in a portfolio of equity securities of companies that are located anywhere in the world. The Fund's stock selection process seeks to identify companies:

     o That can profit from technological advances and invest significantly to obtain a competitive advantage;

     o That recognize and exploit opportunities for business expansion; and/or

     o Whose management has shown strong entrepreneurial skills.

     The Fund's investment adviser follows a strict investment discipline to help control and manage risk. Risk is managed primarily on an individual stock basis by investing in companies that the investment adviser believes are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating companies, the investment adviser emphasizes several factors, including the quality of a company's management team, their commitment to securing a competitive advantage, and the company's sustainable growth potential.

     The Fund may use derivatives, such as options, forwards and futures to hedge against potential loss. The Fund may also use derivatives for non-hedging purposes in order to invest indirectly in securities or financial markets, to gain exposure to other currencies and to provide protection for the Fund's portfolio. If used for non-hedging purposes, options will represent no more than 10% of the Fund's net assets. Any use of derivatives will be consistent with the investment objectives of the Fund and will comply with applicable securities regulations. The Fund will not use derivatives for speculation.

PRINCIPAL RISKS:

     The following are the principal risks  associated with an investment in the
Fund:

     o INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     o The Fund is subject to issuer risk since an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

     o The Fund is subject to concentration risk since the Fund may concentrate its investments in a portfolio of fewer than 45 securities. As a result, the securities in which the Fund invests may not be diversified across all sectors or may be concentrated in specific regions or countries.

     o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     o Because the Fund may invest in debt obligations, the Fund is subject to interest rate risk. Rising interest rates cause the prices of debt obligations to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     o The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.
-----------
(1) The Fund's investment objective is non-fundamental and may be changed by a vote of the Board of Trustees alone.

     o The Fund is subject to foreign exposure. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices.

     o The Fund is subject to credit risk, which is the risk that the issuer of a security, or counter-party to a contract, will default or otherwise be unable to honor a financial obligation.

     o Because the Fund may invest in derivatives, the Fund is subject to derivative risk. Use of derivatives has risks, including the possibility that the counter-party may not be able to meet its obligations, the price of a derivative may not accurately reflect the value of the underlying security or index and the exchanges on which the derivative contracts may be traded may set trading limits preventing the Fund from closing out a particular contract.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein, as well as the Fund's Statement of Additional Information.

PRIOR PERFORMANCE

     Because the Multi-Cap Global Value Fund has been in existence for less than one calendar year, no performance information for this Fund is included.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                               MULTI-CAP GLOBAL
                                                                  VALUE FUND
                                                               ---------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .......................       None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds) ..................       None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends (as a percentage of offering price) .............       None
Redemption Fee ..............................................       None
Exchange Fee ................................................       None

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees .............................................       0.90%
Distribution (12b-1) Fees ...................................       None
Other Expenses ..............................................       0.46%(1)
                                                                    ----
Total Annual Fund Operating Expenses ........................       1.36%
Less: Management Fee Waiver .................................       0.06%
                                                                    ----
Net Expenses ................................................       1.30%(2)
                                                                    ====
-----------
(1) Other expenses are based on estimated amounts for the first fiscal year of operations.
(2) The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.30% until November 30, 2004.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's operating expenses remain the same. The Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

     The example is for comparison purposes only. Actual returns and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                            1 YEAR           3 YEARS
                            ------           -------

                             $132              $425

ATLANTIC WHITEHALL INTERNATIONAL FUND

INVESTMENT OBJECTIVE:

     To provide long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES:

     The International Fund intends to invest at least 65% of its net assets in the equity securities of companies domiciled outside the United States in a portfolio that is broadly diversified by country, industry and company. The Fund intends to invest primarily in developed markets, but may invest up to 10% of its portfolio in emerging markets. With regard to equities, the Fund may invest in common stocks, preferred stocks, convertible securities, warrants and American depositary receipts ("ADRs").

     Except for temporary or defensive purposes, the Fund will not hold more than 10% of its total assets in the form of cash or cash equivalents.

     The Fund's stock selection process favors large, well-established companies with stable earnings and below average debt. The Fund also may invest in small- and mid-sized companies. Due to the Fund's value orientation, the Fund tends to have higher yields and lower price to earnings ratios than the MSCI EAFE Index. In addition, due to the Fund's focus on returns and reinvestment capabilities, the companies the Fund invests in also tend to have higher returns on equity and earnings growth than the MSCI EAFE index. The result is a portfolio emphasizing 50-60 of sub-adviser's best-ranked stocks.

PRINCIPAL RISKS:

     The following are the principal risks  associated with an investment in the
Fund:

     o INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o Because the Fund may invest in non-U.S. dollar-denominated equity securities, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices. Emerging market securities typically present even greater exposure to these same risks. Stock markets in emerging market countries also tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability.

     o The Fund is subject to market risk since the market value of the Fund's investments will fluctuate as the stock market fluctuates. Market risk may affect a single issuer, industry or section of one economy or it may affect the market as a whole.

     o The Fund may invest in small or mid-sized companies, which may involve greater risk than investment in larger companies due to such factors as limited product lines, market and financial or managerial resources, and uses frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     o The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result. For example, "international" stocks may perform differently than the U.S. market and may be more volatile than U.S. securities.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein, as well as the Fund's Statement of Additional Information.

PRIOR PERFORMANCE

     Because the International Fund has been in existence for less than one calendar year, no performance information for this Fund is included in this section.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 INTERNATIONAL
                                                                     FUND
                                                                 ---------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .......................       None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds) ..................       None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends (as a percentage of offering price) .............       None
Redemption Fee ..............................................       None
Exchange Fee ................................................       None

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees .............................................       1.15%
Distribution (12b-1) Fees ...................................       None
Other Expenses ..............................................       0.35%
                                                                    ----
Total Annual Fund Operating Expenses ........................       1.50%
                                                                    ====

EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's operating expenses remain the same. The Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                                 1 YEAR           3 YEARS
                                 ------           -------

                                  $153             $474

ATLANTIC WHITEHALL INCOME FUND

INVESTMENT OBJECTIVE:

     To provide current income plus appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

     The Income Fund will invest at least 65% of its total assets in fixed income securities such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements. The Fund may also invest in convertible securities, preferred stocks and the debt of foreign governments or corporations, and, for hedging purposes, futures and options contracts.

     At least 65% of the Fund's total assets will be invested in securities rated "A" or better by one of the major nationally recognized statistical rating organizations, or, if unrated, determined to be of like quality. However, the Fund may also invest in below-investment grade bonds (i.e., high-yield/high-risk bonds). The Fund has no limitation as to average maturity or maturity of individual securities.

     Each fixed income security selected by the Fund will be selected based on certain factors, including but not limited to: (1) the creditworthiness of corporate debt issuers and rating trends, and (2) the overall structure of the debt issue being considered for purchase. In addition, although the Fund has no limitation as to average maturity of the Fund or the average maturity of individual securities, the maturity of a security is a factor in the selection process.

PRINCIPAL RISKS:

     The following are the principal risks  associated with an investment in the
Fund:

     o INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     o The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

     o Because the Fund will invest in fixed income securities, the Fund is subject to interest rate risk. Rising interest rates cause the prices of fixed income securities to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     o The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Because the Fund will invest in securities with lower-credit quality, it is subject to a higher level of credit risk than a fund that buys only investment grade securities. The credit quality of "non-investment grade" securities is considered speculative by recognized agencies with respect to the issuers' continuing ability to pay interest and principal. Lower-grade securities may have less liquidity and higher incidence of default than higher-grade bonds.

     o Because the Fund may invest in the debt of foreign governments and corporations, the Fund is subject to the risks of international investing. The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices.

     o The Fund is subject to prepayment risk, which is the risk that issuers will prepay debt securities when interest rates fall, forcing the Fund to reinvest in debt securities with lower interest rates than the original debt security.

     For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein, as well as the Fund's Statement of Additional Information.

PRIOR PERFORMANCE
     The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since the Fund commenced operations), and by showing how the Fund's average annual returns for one year, five years and for the life of the Fund compare to those of a broad-based securities market index. Fee waivers and expense reimbursements that were applicable during the indicated periods are reflected in both the chart and the table. Without these fee waivers and expense reimbursements, the Fund's performance would have been lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                             CALENDAR YEAR RETURNS*

                               [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

12/31/96        2.22%
12/31/97        8.90%
12/31/98        8.75%
12/31/99       -2.71%
12/31/00        6.19%
12/31/01        7.04%
12/31/02        8.00%
12/31/03        2.55%

------------------
*  Performance  shown for periods  prior to the  inception of the  Institutional
   Class  (August  21,  2003)  reflects  the   performance  of  the  predecessor
   Distributor Class of the Fund.

During the period shown in the bar chart, the highest return for a quarter was 4.72% (quarter ended September 30, 1998) and the lowest return for a quarter was (1.99)% (quarter ended March 31, 1996).

                          AVERAGE ANNUAL TOTAL RETURNS

                                                                                        SINCE FEBRUARY 1,
                                                              ONE YEAR    FIVE YEARS         1995**
                                                              --------    ----------    -----------------
                                                             (FOR THE PERIODS ENDED DECEMBER 31, 2003)
Income Fund*
Return Before Taxes* ....................................       2.55%        4.14%            6.03%
Return After Taxes on Distributions* ....................       1.37%        2.25%            3.70%
Return After Taxes on Distributions and Sale of
    Fund Shares* ........................................       1.65%        2.33%            3.68%
Lehman Brothers Government/Credit
Intermediate Bond Index*** ..............................       4.31%        6.65%            7.49%
Lehman Brothers Aggregate Bond Index ....................       4.10%        6.62%            7.95%

-----------
  * Performance shown for periods prior to August 21, 2003 reflects performance of the Distributor Class shares of the Fund. Distributor Class shares were fully redeemed as of November 13, 2003.
 ** The Fund began  operations on February 1, 1995.  Index data is computed from
    January 31, 1995.
*** The Fund changed its benchmark index from the Lehman Brothers Aggregate Bond
    Index to the Lehman Brothers Government/Credit Intermediate Bond Index on October 22, 2003, because the Lehman Brothers Government/Credit Intermediate Bond Index better reflects the composition of the Fund's portfolio securities. This index is a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and ten years. The index is unmanaged and does not incur the fees associated with a mutual fund, such as investment management and fund administration fees. The index does not reflect the deduction of fees, expenses or taxes.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or those who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

FEE TABLE

     This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                  INCOME FUND
                                                                  -----------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) ........................        None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption proceeds) ...................        None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends (as a percentage of offering price) ..............        None
Redemption Fee ...............................................        None
Exchange Fee .................................................        None

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from the Fund's assets)
Management Fees ..............................................        0.50%(1)
Distribution (12b-1) Fees ....................................        None
Other Expenses ...............................................        0.40%
                                                                      ----
Total Annual Fund Operating Expenses .........................        0.90%
                                                                      ====
-----------
(1) Effective April 1, 2004, the contractual management fee for the Income Fund was reduced from 0.65% to 0.50%.

EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's operating expenses remain the same. The Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

           1 YEAR           3 YEARS           5 YEARS          10 YEARS
           ------           -------           -------          --------

             $92             $287              $498             $1,108

                 ADDITIONAL INFORMATION ON PRINCIPAL STRATEGIES

     TEMPORARY OR DEFENSIVE POSITIONS. For temporary or defensive purposes (as well as other purposes), each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the investment adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

     PORTFOLIO TURNOVER. Each Fund's portfolio turnover rate is included in the Financial Highlights section of this Prospectus. A higher rate of portfolio turnover could have a negative impact on a Fund's performance by increasing brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover by a Fund also may result in the realization of substantial net short-term capital gains by the Fund, which, when distributed, are taxable to shareholders as ordinary income.

                   ADDITIONAL INFORMATION ON PRINCIPAL RISKS

     The Funds may not be able to prevent or lessen the risk of loss that is involved in investing in particular types of securities. To the extent a Fund may invest in the securities of issuers in a foreign country, which involves special risks and considerations not typically associated with investing in U.S. issuers. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. Investments in ADRs also present many of the same risks as foreign securities. Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing markets. These securities may present market, credit, currency, liquidity, legal, political and other risks different from or greater than the risks of investing in developed countries.

     Below investment grade (high-yield) bonds, which are also known as junk bonds, may be purchased by the Income Fund or may be issued to the Fund as a result of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. These bonds are also often issued by smaller, less creditworthy companies or by highly leveraged firms which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The high yield bonds in which the Income Fund may invest are rated "B" and higher by S&P or "B" and higher by Moody's. The risks posed by bonds issued under such circumstances are substantial. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in the rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of high-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, adversely affect a Fund's net asset value per share.

     For more information on the risks of investing in the Funds, please see the Funds' Statement of Additional Information, which is available without charge by calling 1-800-994-2533.

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees.

THE INVESTMENT ADVISER

ATLANTIC TRUST ADVISORS, INC.

     Atlantic Trust Advisors, Inc. (the "Adviser"), a registered investment adviser, provides investment advisory services to the Funds. The Adviser is an affiliate of Atlantic Trust Company, N.A. ("Atlantic Trust"). With $9.1 billion in assets under management as of December 31, 2003, Atlantic Trust and its affiliates manage wealth for individuals and families, and provide asset management services to foundations and endowments. The Adviser's principal office is located at 50 Rockefeller Plaza, 15th Floor, New York, New York 10020.

     From November 18, 1994 to February 14, 2003, Whitehall Asset Management, Inc. ("Whitehall") acted as the investment adviser with respect to the assets of the Trust. On October 28, 2002, the parent company of Whitehall, The Industrial Bank of Japan Trust Company ("IBJ Trust"), entered into an agreement (the "Purchase Agreement") to sell Whitehall to Atlantic Trust Group, Inc., a wholly-owned subsidiary of AMVESCAP PLC ("AMVESCAP") (the "Acquisition"). The closing of the Acquisition occurred on February 14, 2003 (the "Closing"). After the Acquisition, Whitehall's operations were integrated with those of Atlantic Trust Private Wealth Management, the private wealth management division of AMVESCAP, and Whitehall changed its name to Atlantic Trust Advisors, Inc.

     The Adviser's parent, AMVESCAP is a leading independent global investment manager dedicated to helping people worldwide build their financial security. Operating under the AIM, INVESCO, and Atlantic Trust brands, AMVESCAP strives to deliver outstanding investment performance and service through a comprehensive array of products for individual and institutional clients in more than 100 countries. AMVESCAP had approximately $370 billion in assets under management as of December 31, 2003. The company is listed on the London, New York, Paris and Toronto stock exchanges with the symbol AVZ.

     For the investment advisory services provided to the Funds, the Adviser receives a fee based on the average daily net assets of each Fund at the following annual rates: Growth Fund, 0.85%; Mid-Cap Growth Fund, 0.85%; Multi-Cap Global Value Fund, 0.90%; International Fund, 1.15%; and Income Fund, 0.50%. Prior to the acquisition, Whitehall's compensation was identical to that of the Adviser. After fee waivers, the Adviser received the following fees based on average daily net assets for the fiscal year ended November 30, 2003: Growth Fund, 0.70%; International Fund, 1.15%; and Income Fund, 0.27%. As of November 30, 2003, the Mid-Cap Growth Fund and Multi-Cap Global Value Fund had not yet commenced operations.

PRIOR PERFORMANCE OF THE ADVISER -- MID-CAP GROWTH FUND

     The figures below show past performance of a composite that includes all accounts managed by the portfolio management team of the Adviser with investment objectives, policies and strategies substantially similar to those of the Mid-Cap Growth Fund. Information presented is based on performance data provided by the Adviser. The table shows the year-to-year total returns and the one-year, three-year, five-year and ten-year average annual returns for a composite of the actual performance of the accounts. Included for comparison purposes are performance figures of the Russell Midcap(REGISTRATION MARK) Growth Index. The Russell Midcap(REGISTRATION MARK) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. As of February 27, 2004, the average market capitalization was approximately $6.47 billion; the median market capitalization was approximately $3.27 billion. The index had a total market capitalization range of approximately $613 million to $18.26 billion.

     The performance returns for the accounts in the composite have been adjusted to reflect the fees and expenses of the Mid-Cap Growth Fund and to give effect to transaction costs as well as reinvestment of income and gains. However, the composite includes certain unregistered accounts that are not subject to diversification and other requirements imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the Mid-Cap Growth Fund may vary in some respects. The information should not be interpreted as indicative of the future performance of the Mid-Cap Growth Fund. The actual performance may be higher or lower than that shown.

     CALENDAR YEAR RETURNS                      ADVISER           RUSSELL MIDCAP
     (AS OF DECEMBER 31)                       COMPOSITE           GROWTH INDEX
     ---------------------                     ---------          --------------
     2003 ...............................       26.71%                42.71%
     2002 ...............................      (20.39)%              (27.40)%
     2001 ...............................      (11.61)%              (20.15)%
     2000 ...............................        6.70%               (11.76)%
     1999 ...............................       33.68%                51.29%
     1998 ...............................       23.44%                17.87%
     1997 ...............................       22.03%                22.53%

     AVERAGE ANNUAL TOTAL RETURNS               ADVISER           RUSSELL MIDCAP
     (AS OF DECEMBER 31, 2003)                 COMPOSITE           GROWTH INDEX
     ----------------------------              ---------          --------------
     One Year ...........................       26.71%                42.71%
     Three Years ........................       (3.75)%               (6.13)%
     Five Years .........................        4.93%                 2.00%
     Ten Years ..........................       12.06%                 9.40%

     The performance shown above was calculated in accordance with the methodology set forth by the Association for Investment Management and Research ("AIMR"). AIMR has not been involved with the preparation or review of this information. This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology, which may produce different results. This performance information has not been verified by any third party and is unaudited.

THE INVESTMENT SUB-ADVISERS

AIM FUNDS MANAGEMENT INC.

     AIM Funds Management Inc. ("AIM"), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada, is the sub-adviser to the Multi-Cap Global Value Fund. AIM provides advisory services, including portfolio management, to the Multi-Cap Global Value Fund, subject to the review of the Board of Trustees and the overall supervision of the Adviser. AIM is a subsidiary of AMVESCAP.

INVESCO GLOBAL ASSET MANAGEMENT (N.A.)

     INVESCO Global Asset Management (N.A.) ("IGAM"), located at 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia, is the sub-adviser to the International Fund. IGAM provides advisory services, including portfolio management, to the International Fund, subject to the review of the Board of Trustees and the overall supervision of the Adviser. IGAM is a subsidiary of AMVESCAP.

PRIOR PERFORMANCE OF IGAM

     Because the International Fund has been in existence for less than one calendar year, performance information for the Fund is not included in this Prospectus. The figures below show past performance of all accounts managed by IGAM with investment objectives, policies and strategies substantially similar to those of the International Fund. Information presented is based on performance data provided by IGAM. The table shows the year-to-year total returns and the one-year, three-year, five-year and ten-year average annual returns for a composite of the actual performance of international accounts managed by IGAM. Included for comparison purposes are performance figures of the MSCI EAFE Index, an unmanaged market index.

     The performance returns for the international accounts managed by IGAM have been adjusted to reflect the deduction of the fees and expenses of the International Fund, and give effect to transaction costs as well as reinvestment of income and gains. However, the composite includes certain unregistered accounts that are not subject to diversification and other requirements imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on certain account in the composite and those used on the International Fund may vary in some respects. The information should not be interpreted as indicative of the future performance of the International Fund. The actual performance of the Fund may be higher or lower than that shown.

     CALENDAR YEAR RETURNS                       IGAM
     (AS OF DECEMBER 31)                       COMPOSITE          MSCIEAFE INDEX
     ---------------------                     ---------          --------------
     2003 ...............................       30.01%                38.59%
     2002 ...............................      (11.44)%              (15.94)%
     2001 ...............................      (15.37)%              (21.44)%
     2000 ...............................      (10.51)%              (14.17)%
     1999 ...............................       25.32%                26.96%
     1998 ...............................       11.55%                20.00%
     1997 ...............................       13.88%                 1.78%
     1996 ...............................       20.84%                 6.05%
     1995 ...............................       16.38%                11.21%
     1994 ...............................        0.60%                 7.78%

     AVERAGE ANNUAL TOTAL RETURNS                IGAM
     (AS OF DECEMBER 31, 2003)                 COMPOSITE          MSCIEAFE INDEX
     ----------------------------              ---------          --------------
     One Year ...........................       30.01%                38.59%
     Three Years ........................       (0.86)%               (2.91)%
     Five Years .........................        1.79%                (0.05)%
     Ten Years ..........................        6.98%                 4.47%

     The performance shown above was calculated by IGAM in accordance with the methodology set forth by the Association for Investment Management and Research. This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology, which may produce different results. This performance information has not been verified by any third party and is unaudited.

PORTFOLIO MANAGEMENT

     The Adviser, IGAM and AIM utilize a team approach with respect to the management of the Funds. As such, the day-to-day portfolio management of the Funds is the responsibility of the members of the investment teams of the Adviser, IGAM and AIM.

     Senior investment professionals of the Adviser include Jeff Thomas, Fred Weiss, Jay Pearlstein, David Smith and Paul McPheeters. Messrs. Thomas, Weiss and McPheeters are the lead portfolio managers of the Growth Fund, Messrs. Weiss and Pearlstein are the lead portfolio managers of the Mid-Cap Growth Fund and Mr. Smith is the lead portfolio manager for the Income Fund. Mr. Thomas is the Chief Investment Officer with 30 years of investment experience including 17 years with the Adviser. He focuses primarily on the media, telecom and financial services sectors. Mr. Weiss is a Senior Investment Manager with 27 years of investment experience of which 14 years are with the Adviser. He focuses primarily on the technology and health care sectors. Mr. Pearlstein is a Senior Portfolio Manager with 23 years of investment experience, including 8 years with the Adviser. He is responsible for providing analytical equity research on a number of industries, including retail and consumer products. Mr. Smith is a Senior Vice President with 15 years of investment experience including 5 years with the Adviser. Mr. Smith focuses primarily on fixed-income. Mr. McPheeters is a Vice President with 8 years of investment experience of which all but 2 have been with the Adviser. He focuses primarily on the media, telecom and energy sectors.

                             PRICING OF FUND SHARES

     Each Fund's shares are priced at net asset value. The net asset value per share of each of the Funds is calculated at the close of regular trading hours of the New York Stock Exchange, which is normally at 4:00 p.m. (Eastern time), Monday through Friday, on each day that the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is closed for trading on the following business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each Fund is computed by dividing the value of each Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of such Fund's outstanding shares. All expenses, including fees paid to the Adviser and any affiliate of PFPC Inc. ("PFPC"), the Funds' administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

     Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price, when appropriate. If the last sale price or NASDAQ official closing price is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

     The Multi-Cap Global Value Fund and International Fund may use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security as part of this process.

     Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

     To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

                            PURCHASE OF FUND SHARES

     Institutional Class shares offered in this Prospectus are sold at net asset value without a sales load. Orders for the purchase of shares will be executed at the net asset value per share next determined after the order has been received in good order.

     Requests in "good order" include the following documents: (a) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     The following purchase procedures do not apply to certain fund or trust accounts that are managed or administered by the Adviser or its affiliates. The customer should consult his or her account representative for proper instructions.

     All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. The Funds reserve the right to reject any purchase. The Funds will not accept any third party or foreign checks.

MINIMUM PURCHASE AMOUNT

     To be eligible to purchase Institutional Class shares of the Fund, you must make a minimum initial investment of $1,000,000. There are no minimum subsequent investment requirements so long as you maintain account balances at or above the minimum initial investment amount. The minimum initial investment can be waived for: (1) an investor that purchases shares through a trust or investment account administered by the Adviser or its affiliates; (2) an employee or ex-employee of the Adviser; (3) an employee of the Adviser's affiliates, PFPC, any other service provider to the Funds, or any trust customer of the Adviser or its affiliates.

HOW TO PURCHASE SHARES

METHOD                             PROCEDURE

BY MAIL         OPEN AN ACCOUNT    Complete   the   application   and  mail  the
                                   application and your check made payable to Atlantic Whitehall Funds Trust (the "Trust") to:

                                        Atlantic Whitehall Funds Trust
                                        c/o PFPC Inc.
                                        P.O. Box 5183
                                        Westborough, MA 01581-5183

                                   For overnight delivery, mail the application and your check made payable to the Trust to:

                                        Atlantic Whitehall Funds Trust
                                        c/o PFPC Inc.
                                        4400 Computer Drive
                                        Westborough, MA 01581-5183

                OPEN AN IRA        Shares  of  the  Funds  are   available   for
                                   purchase   through   Individual    Retirement
                                   Accounts (IRAs) and Roth IRAs. Applications and further details about IRAs and Roth IRAs are available by calling 1-800-994-2533.

                SUBSEQUENT         Send in a check for the  appropriate  minimum
                PURCHASE           amount (or more) with your  account  name and
                                   number.

BY WIRE         OPEN AN ACCOUNT    For new accounts,  call 1-800-994-2533 and an
                                   account number will be assigned to you.

                                   Call your bank with instructions to transmit Federal funds to:

                                        PNC Bank
                                        Pittsburgh, PA
                                        ABA No.: 031000053
                                        Account No.: 8606905003
                                        Attn: [Name of Fund]
                                        Account Name
                                        Account Number (as assigned)

                                   A wire for a Fund purchase must be received by the Trust by 4:00 p.m. (Eastern time) for same day processing.

                SUBSEQUENT         A  completed  application  must  be  sent  by
                PURCHASE           overnight delivery to the Trust in advance of
                                   the  wire  to the  address  noted  under  "By
                                   Mail."

                                   Note: Your bank may charge a fee for handling the transaction.

                                   Call 1-800-994-2533

                                   Follow  the   instructions   under  "Open  an
                                   account."

AUTOMATIC       OPEN AN ACCOUNT    With an initial investment,  indicate on your
INVESTMENT                         application    that   you   would   like   to
PLAN                               participate in the Automatic  Investment Plan
                                   and complete the appropriate section on the application.

                SUBSEQUENT         Subsequent  investments  will be  drawn  from
                PURCHASE           your  bank  account  and  invested  into  the
                                   Fund(s) automatically.

INSTITUTIONAL                      Bank    trust     departments    and    other
ACCOUNTS                           institutional   accounts   may  place  orders
                                   directly with the Trust by telephone at 1-800-994-2533.

THROUGH                            Complete  an  application  and  contact  your
THE ADVISER                        Atlantic Trust  representative  or investment
                                   adviser with instructions as to the amount you wish to invest. They will then contact the Trust to place the order on your behalf on that day.

                                   Orders placed with your Atlantic Trust representative for the Funds must be received by 4:00 p.m. (Eastern time) for same day processing. You should receive written confirmation from the Trust of your order within a few days of receipt of instructions from your representative.

REDEMPTION OF FUND SHARES

     Shareholders may redeem their shares on any business day. Shares will be redeemed at the net asset value next determined after the Trust receives your redemption request in good order. A redemption is a taxable transaction on which a gain or loss may be recognized.

     Where the shares to be redeemed have been purchased by check, the payment of redemption proceeds may be delayed if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds.

     Once the shares are redeemed, the Trust will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Trust may, however, take up to seven days to make payment. If the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the Securities and Exchange Commission (the "SEC") merits such action, the Trust may suspend redemptions or postpone payment dates.

HOW TO SELL SHARES

METHOD                    PROCEDURE
BY MAIL                   Write a letter of instruction that includes:

                              o the Fund name, your account number, the name in which the account is registered and the dollar value or number of shares you wish to sell; and
                              o include all signatures and any additional documents that may be required as well as a medallion signature guarantee, if required.

                          Corporations, partnerships, trusts or other legal entities must submit additional documentation.

                          Mail your request to:

                                Atlantic Whitehall Funds Trust
                                c/o PFPC Inc.
                                P.O. Box 5183
                                Westborough, MA 01581-5183

                          For overnight delivery, mail the letter of instruction to:

                                Atlantic Whitehall Funds Trust
                                c/o PFPC Inc.
                                4400 Computer Drive
                                Westborough, MA 01581-5183

                          A check will be mailed to the name(s) and address in which the account is registered.

BY TELEPHONE              If  you  have  previously   authorized  redemption  by
                          telephone on your application or optional service form, call 1-800-994-2533.

                          You should be prepared to give the telephone representative the following information:
                              o your account number, social security number and account registration;
                              o the Fund name from which you are redeeming shares; and
                              o  the dollar or share amount to be deemed.

                          The Trust employs reasonable procedures to confirm that instructions communicated are genuine and, if it does not, may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Trust include tape recording of telephone instructions and requiring the information detailed above.

                          Although other redemption methods may be used, telephone redemption and telephone exchanges will be suspended for a period of 10 days following an address change made by telephone.

                          You will receive your redemption payment in the form you previously selected: check, deposit to your bank account, or wire transfer (for wire transfers, a fee will be charged).

BY WIRE You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank.

                          Your instructions should include: (1) your account number, social security or tax identification number and account registration; (2) the Fund name from which you are redeeming shares; and (3) the dollar or share amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on the application, and you attach a copy of a voided check from the account where proceeds are to be wired.

                          Note: Your bank may charge you a fee for receiving a wire payment on your behalf.

BY SYSTEMATIC WITHDRAWAL  Call 1-800-994-2533 to request an application to start the Systematic Withdrawal Plan. Specify the amount and frequency of withdrawals (minimum of $100).

                          Note: A minimum account balance of $10,000 is required and you must have all dividends and distributions reinvested.

THROUGH AN ATLANTIC       You may redeem your shares by contacting your Atlantic
TRUST REPRESENTATIVE OR   Trust   representative   or  investment   adviser  and
AUTHORIZED INVESTMENT     instructing  him or her to  redeem  your  shares.  The
ADVISER                   authorized  agent will then contact the Fund and place
                          a redemption trade on your behalf. A fee may be charged for this service.

The above-mentioned services -- "By Telephone," "By Check," and "By Wire" -- are not available for IRAs or Roth IRAs and trust relationships of the Adviser or its affiliates.

                            EXCHANGE OF FUND SHARES

     Shareholders may exchange shares of one Fund for shares of the same class of another mutual fund in the Atlantic Whitehall family of funds, subject to the exchange limits discussed under "Additional Purchase and Redemption Information
- Market Timing" below. A shareholder should carefully read the information contained in the Prospectus describing the Atlantic Whitehall Fund into which the exchange will occur. The minimum amount for an initial exchange is $5,000. No minimum is required for subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time, upon 60 days notice to shareholders.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized.

HOW TO EXCHANGE SHARES
METHOD                    PROCEDURE
BY TELEPHONE              If  you  have  previously   authorized  the  telephone
                          exchange    option   on   your    application,    call
                          1-800-994-2533.

                          You should be prepared to give the telephone representative the following information:
                              o your account number, social security or tax identification number and account registration;
                              o the name of the Fund from and the Fund into which you wish to exchange; and
                              o  the dollar or share amount to be exchanged.

                          The conversation may be recorded to protect you and the Trust.

BY MAIL                   Write a letter of instruction that includes:
                              o your account number; o the Fund from and the Fund into which you wish to exchange;
                              o the dollar or share amount you wish to exchange; and
                              o the signatures of all registered owners or authorized parties.

                          You must have held shares used in an exchange for at least 10 days before you can exchange into another Fund.
                          Mail your request to:
                                Atlantic Whitehall Funds Trust
                                c/o PFPC Inc.
                                P.O. Box 5183
                                Westborough, MA 01581-5183

                          For overnight delivery, mail the letter of instruction to:
                                Atlantic Whitehall Funds Trust
                                c/o PFPC Inc.
                                4400 Computer Drive
                                Westborough, MA 01581-5183

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

MEDALLION SIGNATURE GUARANTEES

     To protect shareholder accounts, the Funds, and their transfer agent from fraud, medallion signature guarantees are required to enable the Funds to verify the identity of the person who has authorized a redemption from an account.

     The Funds will require a medallion signature guarantee for any of the following:

     o  any written redemption request for $50,000 or more;

     o redemptions when the proceeds are to be sent to someone other than the registered shareowner(s) or when proceeds are to be sent to an address other than the registered address; or

     o  share transfer requests.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Shareholders may contact the Funds at 1-800-994-2533 for further details.

SELLING RECENTLY PURCHASED SHARES

     Redemption proceeds from recently purchased Fund shares that have been paid for by check may be delayed until there is a reasonable belief that your check has cleared. This may take up to fifteen calendar days after we receive your check. If you think you may wish to redeem your newly purchased shares within fifteen calendar days, you should pay for your shares by Federal funds wire transfer.

ACCOUNT MINIMUM

     You must keep at least $500 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $500 we may redeem your shares and send you a check for the redemption proceeds.

MARKET TIMING

     Short term-market timers that administer their accounts so as to redeem or purchase Fund shares based upon certain predetermined market indicators generally engage in frequent purchases and redemptions that disrupt a Fund's investment program and create significant additional transaction costs for shareholders. For these reasons, the Funds reserve the right to refuse the purchase and/or exchange requests of any market timer if, in the Adviser's judgment, a Fund would be unable to invest in accordance with its investment objectives and policies or would otherwise potentially be adversely affected.

     If a shareholder exceeds eight exchanges out of a Fund per calendar year, or a Fund or the distributor determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each Fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one Fund and into (purchase) another Fund.

RIGHT TO REDEEM IN KIND

     All redemptions of Fund shares shall be made in cash. However, this commitment applies only to redemption requests made by a Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. If a redemption request exceeds these amounts, a Fund may make full or partial payment in securities or other assets.

ACCOUNT SERVICES

     All transactions in Fund shares will be reflected in a statement for each shareholder. In those cases where a nominee is a shareholder of record for shares purchased for its customer, the nominee decides whether the statement will be sent to the customer.

                               FUND DISTRIBUTIONS

     In general, each Fund intends to distribute to its shareholders substantially all of its net investment income and realized capital gains, if any. The Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund and International Fund will make distributions of any net investment income at least annually and the Income Fund will declare distributions of any net investment income daily and pay them monthly. Each Fund generally will make distributions of any realized capital gains at least annually.

     Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, at least five full business days before the record date, to receive such distributions in cash. Distributions for a given month will be paid within five business days after the end of such month.

     For the Income Fund, net investment income for a Saturday, Sunday or a holiday will be declared as a distribution on the previous business day. Fund shares purchased will begin earning distributions on the day after the shares are bought, and shares redeemed will earn distributions through the day the redemption is executed.

     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically. Your future distributions will be reinvested in the Fund at the per share net asset value determined as of the day the distribution is paid. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                TAX INFORMATION

     The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as an IRAs This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Fund's long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Fund's sales and exchanges after May 5, 2003. Also, if you're an individual Fund shareholder, your distributions attributable to dividends received by a Fund from certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and the Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

     Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared to Fund shareholders of record on a day in October, November or December of one year and distributed in January of the following year will be taxable to you as if they were paid on December 31 of the first year. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     If more than 50% of the Fund's total assets at the close of its taxable year consist of securities of non U.S. companies, the Fund can file an election with the IRS which requires you to include a pro rata portion amount of the Fund's foreign withholding taxes in your gross income, and treat such amount as foreign taxes paid by you. In general, you can either deduct such taxes in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability, subject to certain limitations. We expect the International Fund and Multi-Cap Global Value Fund may be eligible for the election, but we can't assure that they will make the election for any year.

     If you buy shares of a Fund shortly before it makes a distribution, the distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

     Your redemptions (including redemptions-in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held the redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

     In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                           DISTRIBUTION ARRANGEMENTS

     The  Funds  do  not  charge   up-front  or  deferred  sales  charges.   The
Institutional Class shares of the Fund also do not pay any Rule 12b-1 fees. PFPC Distributors, Inc. serves as the Funds' distributor.

                              FINANCIAL HIGHLIGHTS

     These financial highlights tables are intended to help you understand each Fund's financial performance. The total returns in these tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.

                                                                                     GROWTH FUND
                                                                               INSTITUTIONAL CLASS (A)
                                                                               -----------------------
                                                                                    PERIOD ENDED
                                                                                    NOVEMBER 30,
                                                                                        2003
                                                                                    ------------
NET ASSET VALUE,
Beginning of Period..............................................................     $  14.72
                                                                                      --------
Income from Investment Operations:
   Net investment (loss).........................................................        (0.02)
   Net realized and unrealized gain on investment transactions...................         0.93
                                                                                      --------
   Total income from investment operations.......................................         0.91
                                                                                      --------
Less Distributions from:
   Realized gains................................................................           --
                                                                                      --------
   Total Distributions...........................................................           --
                                                                                      --------
Net change in net asset value per share..........................................         0.91
                                                                                      --------
NET ASSET VALUE,
   End of Period.................................................................     $  15.63
                                                                                      ========
Total Return (b).................................................................         6.18%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)...................................     $ 17,519
Ratios to average net assets:
   Expenses before waivers.......................................................         1.29%
   Expenses net of waivers.......................................................         1.14%
   Net investment income (net of waivers)........................................        (0.56)%
Portfolio Turnover Rate..........................................................           14%(d)

-------------------------------------------------
(a) Atlantic Whitehall Growth Fund, Institutional Class commenced investment operations on August 20, 2003.
(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(c)  Not Annualized.
(d)  Portfolio turnover rate excludes the effect of redemptions in kind.

                                                                                 INTERNATIONAL FUND
                                                                               INSTITUTIONAL CLASS (A)
                                                                               -----------------------
                                                                                    PERIOD ENDED
                                                                                    NOVEMBER 30,
                                                                                        2003
                                                                                    ------------
NET ASSET VALUE,
Beginning of Period..............................................................     $  10.00
                                                                                      --------
Income from Investment Operations:
   Net investment income.........................................................         0.01
   Net realized and unrealized gain on investment transactions...................         0.54
                                                                                      --------
   Total income from investment operations.......................................         0.55
                                                                                      --------
Less Distributions from:
   Net investment income.........................................................           --
                                                                                      --------
   Total Distributions...........................................................           --
                                                                                      --------
Net change in net asset value per share..........................................         0.55
                                                                                      --------
NET ASSET VALUE,
   End of Period.................................................................     $  10.55
                                                                                      ========
Total Return (b).................................................................         5.50%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)...................................     $157,864
Ratios to average net assets:
   Expenses before waivers.......................................................         1.50%
   Expenses net of waivers.......................................................         1.50%
   Net investment income (net of waivers)........................................         0.26%
Portfolio Turnover Rate..........................................................           12%(c)

--------------------------------------------------------------------------
(a)  Atlantic  Whitehall  International  Fund,   Institutional  Class  commenced
     investment operations on September 5, 2003.
(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(c)  Not Annualized.

                                                                                     INCOME FUND
                                                                               INSTITUTIONAL CLASS (A)
                                                                               -----------------------
                                                                                    PERIOD ENDED
                                                                                    NOVEMBER 30,
                                                                                        2003
                                                                                    ------------
NET ASSET VALUE,
Beginning of Period..............................................................     $  10.05
                                                                                      --------
 Income from Investment Operations:
   Net investment income.........................................................         0.09(b)
   Net realized and unrealized gain on investment transactions...................         0.05(b)
                                                                                      --------
   Total income from investment operations.......................................         0.14
                                                                                      --------
 Less Distributions from:
   Net investment income.........................................................        (0.09)
                                                                                      --------
   Total Distributions...........................................................        (0.09)
                                                                                      --------
Net change in net asset value per share..........................................         0.05
                                                                                      --------
 Net Asset Value,
   End of Period.................................................................     $  10.10
                                                                                      ========
Total Return (c).................................................................         1.36%(d)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)...................................     $ 12,042
Ratios to average net assets:
   Expenses before waivers.......................................................         1.57%
   Expenses net of waivers.......................................................         1.19%
   Net investment income (net of waivers)........................................         3.06%
Portfolio Turnover Rate..........................................................           49%

----------------------------------------------------------
(a) Atlantic Whitehall Income Fund, Institutional Class commenced investment operations on August 21, 2003. Distributor Class shares were fully redeemed as of November 13, 2003.
(b) The selected per share data was calculated using the weighted average shares method for the period.
(c) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions.
(d)  Not Annualized.

                          THE ATLANTIC WHITEHALL FUNDS

                The following notice does not constitute part of
                        and is not incorporated into the
               Prospectus for the Atlantic Whitehall Funds Trust.

                         Atlantic Whitehall Funds Trust
                            PFPC Distributors, Inc.

                      NOTICE OF PRIVACY POLICY & PRACTICES

Atlantic Whitehall Funds Trust (the "Trust") recognizes and respects your right to privacy.(1) We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

COLLECTION OF CUSTOMER INFORMATION     We collect nonpublic personal information
                                       about our customers from the following sources:

                                           o  ACCOUNT   APPLICATIONS  AND  OTHER
                                              FORMS,     AND      CORRESPONDENCE
                                              (written,       telephonic      or
                                              electronic)   with  the  Trust  or
                                              service  providers  to the  Trust.
                                              Information  gathered  from  these
                                              sources may  include a  customer's
                                              name,  address,   social  security
                                              number,  and  information  about a
                                              customer's  investment  goals  and
                                              risk tolerance; and

                                           o  ACCOUNT     HISTORY,     including
                                              information about the transactions
                                              and   balances  in  a   customer's
                                              accounts.

DISCLOSURE OF CUSTOMER INFORMATION     We may  disclose  all of the  information
                                       described above to certain third parties who are not affiliated with the Trust under one or more of these circumstances:

                                           o  AS  AUTHORIZED - if you request or
                                              authorize  the  disclosure  of the
                                              information;

                                           o  AS PERMITTED BY LAW - for example,
                                              sharing information with companies
                                              who  maintain or service  customer
                                              accounts    for   the   Trust   is
                                              permitted  and is essential for us
                                              to   provide   shareholders   with
                                              necessary or useful  services with
                                              respect to their accounts; and

                                           o  UNDER  JOINT  AGREEMENTS  - we may
                                              also    share   the    information
                                              described   above  with  companies
                                              that perform marketing services on
                                              our  behalf or to other  financial
                                              institutions  with  whom  we  have
                                              joint marketing agreements.

SECURITY OF CUSTOMER INFORMATION       We  require  service   providers  to  the
                                       Trust:

                                           o  To    maintain     policies    and
                                              procedures designed to assure only
                                              appropriate  access to, and use of
                                              information about customers of the
                                              Trust; and

                                           o  To maintain  physical,  electronic
                                              and  procedural   safeguards  that
                                              comply with  federal  standards to
                                              guard     non-public      personal
                                              information  of  customers  of the
                                              Trust.

------------------
  (1) For purposes of this notice, the terms "customer" or "customers" includes shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in the Trust's shares.

     When information about the Trust's customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law. Access to information about our customers is limited to those employees who need to know that information to service your account or to carry out the purpose for which the information is disclosed.

     We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Trust.

                              FOR MORE INFORMATION

     Additional information about the Funds is included in a Statement of Additional Information dated April 1, 2004 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.

     Information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

     You may make inquiries about the Funds or obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-994-2533.

     Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. To aid you in obtaining this information, the Funds' 1940 Act registration number is 811-8738.

                         ATLANTIC WHITEHALL FUNDS TRUST

INVESTMENT ADVISER
Atlantic Trust Advisors, Inc.
50 Rockefeller Plaza
15th Floor
New York, NY 10020

SUB-ADVISER
INVESCO Global Asset Management (N.A.)
1355 Peachtree Street, NE, Suite 250
Atlanta, Georgia 30309

AIM Funds Management Inc.
5140 Yonge Street, Suite 900
Toronto, Ontario M2N6X7
Canada

ADMINISTRATOR
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
State Street Bank and Trust Company
150 Newport Ave.
North Quincy, MA 02171

COUNSEL
Morrison & Foerster LLP
2000 Pennsylvania Avenue, NW
Washington, D.C. 20006-1888

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY 10036

WEBSITE
WWW.ATLANTICWHITEHALLFUNDS.COM

                                     [LOGO]
                            ATLANTIC WITHEHALL FUNDS

           50 Rockefeller Plaza, 15th Floor o New York, NY 10020-1605
                 800 994 2533 o www.atlanticwhitehallfunds.com

                          THE ATLANTIC WHITEHALL FUNDS


                         SHORT-TERM MUNICIPAL BOND FUND


                           INSTITUTIONAL CLASS SHARES

                                   PROSPECTUS

                                  April 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                         PAGE
Fund Description...................................................         3

Additional Information on Principal Strategies.....................         6

Additional Information on Principal Risks..........................         6

Management of the Fund.............................................         6

Pricing of Fund Shares.............................................         7

Purchase of Fund Shares............................................         8

Redemption of Fund Shares..........................................        10

Exchange of Fund Shares............................................        13

Additional Purchase and Redemption Information.....................        14

Fund Distributions.................................................        16

Tax Information....................................................        16

Distribution Arrangements..........................................        17

Privacy Notice.....................................................        18

For More Information...............................................   Back Cover

ATLANTIC WHITEHALL SHORT-TERM MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE:

To provide a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. 1

PRINCIPAL INVESTMENT STRATEGIES:

         The Fund intends to invest at least 80% of its assets in investment-grade municipal securities that pay interest exempt from federal income tax. Under normal circumstances, the Fund's dollar-weighted average maturity will be no more than 3 years.

         The Fund pursues its objective by investing its assets so that normally, distributions of its interest income are exempt from federal income tax, including the federal alternative minimum tax ("AMT"). The Fund's investment adviser actively manages the Fund's portfolio, emphasizing credit quality while seeking to manage the Fund's interest rate risk and to provide high levels of income.

PRINCIPAL RISKS:

The following are the principal risks associated with an investment in the Fund:

o INVESTORS MAY LOSE MONEY. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

o The Fund invests in municipal securities that rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about municipal issuers than is available for other types of securities issuers. Although the Fund intends to invest in municipal securities and other securities that earn interest that is exempt from federal income taxes, including AMT, some income earned by Fund investments may be subject to such taxes.

o The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

o Because the Fund will invest in fixed income securities, the Fund is subject to interest rate risk. Rising interest rates cause the prices of fixed income securities to decrease. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

---------------------------
1 The Fund's investment objective is non-fundamental and may be changed by a vote of the Board of Trustees alone.

o The Fund is subject to credit risk, which is the risk that the issuer of a security, or counterparty to a contract, will default or otherwise be unable to honor a financial obligation as agreed. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity.

o The Fund is subject to prepayment risk, which is the risk that issuers will prepay debt securities when interest rates fall, forcing the Fund to reinvest in debt securities with lower interest rates than the original debt security.

o The Fund is subject to extension risk, which is the risk that when interest rates rise, prepayments of the underlying obligations slow, thereby lengthening the duration and potentially reducing the value of these securities.

o The Fund is subject to the risk that an investment strategy used by the Fund's investment adviser may fail to produce the intended result.

For more information on the risks of investing in the Fund, please see "Additional Information on Principal Risks" herein, as well as the Fund's Statement of Additional Information.

PRIOR PERFORMANCE

         Because the Short-Term Municipal Bond Fund has been in existence for less than one calendar year, no performance information for this Fund is included.

FEE TABLE

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                            SHORT-TERM MUNICIPAL
                                                                 BOND FUND
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)..................          None
Maximum Deferred Sales Charge (Load)
     (as a percentage of redemption proceeds).............          None
Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends (as a percentage of offering price)........          None
Redemption Fee............................................          None
Exchange Fee..............................................          None

ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from the Fund's assets)

Management Fees...........................................          0.40%
Distribution (12b-1) Fees.................................          None
Other Expenses............................................          0.29% 1
                                                                    -----
Total Annual Fund Operating Expenses......................          0.69%
                                                                    =====
---------------------------------
1 Other expenses are based on estimated amounts for the first fiscal year of operations.


EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the costs you would have incurred on an initial $10,000 investment in the Institutional Class shares of the Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods and that the Fund's operating expenses remain the same. The Fund does not charge a sales load or other fee upon redemption. This means that your expenses for each period would be the same whether or not you sell your shares at the end of the period.

         The example is for comparison purposes only. Actual returns and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

               1 YEAR                          3 YEARS
               ------                          -------
                $70                              $221

                 ADDITIONAL INFORMATION ON PRINCIPAL STRATEGIES

         TEMPORARY OR DEFENSIVE POSITIONS. For temporary or defensive purposes (as well as other purposes), the Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the investment adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent the Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

                    ADDITIONAL INFORMATION ON PRINCIPAL RISKS

         For more information on the risks of investing in the Fund, please see the Fund's Statement of Additional Information, which is available without charge by calling 1-800-994-2533.


                             MANAGEMENT OF THE FUND

         The business and affairs of the Fund are managed under the direction of the Board of Trustees.

THE INVESTMENT ADVISER

ATLANTIC TRUST ADVISORS, INC.

         Atlantic Trust Advisors, Inc. (the "Adviser"), a registered investment adviser, provides investment advisory services to the Fund. The Adviser is an affiliate of Atlantic Trust Company, N.A. ("Atlantic Trust"). With $9.1 billion in assets under management as of December 31, 2003, Atlantic Trust and its affiliates manage wealth for individuals and families, and provide asset management services to foundations and endowments. The Adviser's principal office is located at 50 Rockefeller Plaza, 15th Floor, New York, New York 10020.

         From November 18, 1994 to February 14, 2003, Whitehall Asset Management, Inc. ("Whitehall") acted as the investment adviser with respect to the assets of the Trust. On October 28, 2002, the parent company of Whitehall, The Industrial Bank of Japan Trust Company ("IBJ Trust"), entered into an agreement (the "Purchase Agreement") to sell Whitehall to Atlantic Trust Group, Inc., a wholly-owned subsidiary of AMVESCAP PLC ("AMVESCAP") (the "Acquisition"). The closing of the Acquisition occurred on February 14, 2003 (the "Closing"). After the Acquisition, Whitehall's operations were integrated with those of Atlantic Trust Private Wealth Management, the private wealth management division of AMVESCAP, and Whitehall changed its name to Atlantic Trust Advisors, Inc.

         The Adviser's parent, AMVESCAP is a leading independent global investment manager dedicated to helping people worldwide build their financial security. Operating under the AIM, INVESCO, and Atlantic Trust brands, AMVESCAP strives to deliver outstanding investment performance and service through a comprehensive array of products for individual and institutional clients in more than 100 countries. AMVESCAP had approximately $370 billion in assets under management as of December 31, 2003. The company is listed on the London, New York, Paris and Toronto stock exchanges with the symbol AVZ.

         For the investment advisory services provided to the Fund, the Adviser receives an annual fee of 0.40% based on the average daily net assets of the Fund.

PORTFOLIO MANAGEMENT

         The Adviser utilizes a team approach with respect to the management of the Fund. As such, the day-to-day portfolio management of the Fund is the responsibility of the members of the investment team of the Adviser.

                             PRICING OF FUND SHARES

         The Fund's shares are priced at net asset value. The net asset value per share of the Fund is calculated at the close of regular trading hours of the New York Stock Exchange, which is normally at 4:00 p.m. (Eastern time), Monday through Friday, on each day that the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is closed for trading on the following business holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is computed by dividing the value of the Fund's net assets (I.E., the value of the assets less the liabilities) by the total number of the Fund's outstanding shares. All expenses, including fees paid to the Adviser and any affiliate of PFPC Inc. ("PFPC"), the Fund's administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

         Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price, when appropriate. If the last sale price or NASDAQ official closing price is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. The Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before the Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

         To the extent the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

                             PURCHASE OF FUND SHARES

         Institutional Class shares offered in this Prospectus are sold at net asset value without a sales load. Orders for the purchase of shares will be executed at the net asset value per share next determined after the order has been received in good order.

         Requests in "good order" include the following documents: (a) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) any required medallion signature guarantees (see "Medallion Signature Guarantees" below); and (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

         The following purchase procedures do not apply to certain fund or trust accounts that are managed or administered by the Adviser or its affiliates. The customer should consult his or her account representative for proper instructions.

         All funds received are invested in full and fractional shares of the Fund. Certificates for shares are not issued. The Fund reserves the right to reject any purchase. The Fund will not accept any third party or foreign checks.

MINIMUM PURCHASE AMOUNT

         To be eligible to purchase Institutional Class shares of the Fund, you must make a minimum initial investment of $1,000,000. There are no minimum subsequent investment requirements so long as you maintain account balances at or above the minimum initial investment amount. The minimum initial investment can be waived for: (1) an investor that purchases shares through a trust or investment account administered by the Adviser or its affiliates; (2) an employee or ex-employee of the Adviser; (3) an employee of the Adviser's affiliates, PFPC, any other service provider to the Fund, or any trust customer of the Adviser or its affiliates.

HOW TO PURCHASE SHARES

--------------------------------------------------------------------------------
METHOD                                       PROCEDURE
--------------------------------------------------------------------------------
BY MAIL               OPEN AN ACCOUNT        Complete the  application  and mail
                                             the application and your check made
                                             payable to Atlantic Whitehall Funds
                                             Trust (the "Trust") to:

                                                  Atlantic Whitehall Funds Trust
                                                  c/o PFPC Inc.
                                                  P.O. Box 5183
                                                  Westborough, MA 01581-5183

                                             For  overnight  delivery,  mail the
                                             application  and  your  check  made
                                             payable to the Trust to:

                                                  Atlantic Whitehall Funds Trust
                                                  c/o PFPC Inc.
                                                  4400 Computer Drive
                                                  Westborough, MA  01581-5183

                      OPEN AN IRA            Shares  of the Fund  are  available
                                             for  purchase  through   Individual
                                             Retirement Accounts (IRAs) and Roth
                                             IRAs.   Applications   and  further
                                             details  about  IRAs and Roth  IRAs
                                             are     available     by    calling
                                             1-800-994-2533.

                      SUBSEQUENT PURCHASE    Send in a check for the appropriate
                                             minimum  amount (or more) with your
                                             account name and number.
--------------------------------------------------------------------------------
BY WIRE               OPEN AN ACCOUNT        For     new     accounts,      call
                                             1-800-994-2533   and   an   account
                                             number will be assigned to you.

                                             Call your bank with instructions to
                                             transmit Federal funds to:

                                                  PNC Bank
                                                  Pittsburgh, PA
                                                  ABA No.:  031000053
                                                  Account No.:  8606905003
                                                  Attn:  [Name of Fund]
                                                  Account Name
                                                  Account Number (as assigned)

                                             A wire for a Fund  purchase must be
                                             received  by the Trust by 4:00 p.m.
                                             (Eastern   time)   for   same   day
                                             processing.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      SUBSEQUENT PURCHASE    A  completed  application  must  be
                                             sent by  overnight  delivery to the
                                             Trust in advance of the wire to the
                                             address noted under "By Mail."

                                             Note:  Your  bank may  charge a fee
                                             for handling the transaction.

                                             Call 1-800-994-2533

                                             Follow the instructions under "Open
                                             an account."
--------------------------------------------------------------------------------
AUTOMATIC             OPEN AN ACCOUNT        With   an    initial    investment,
INVESTMENT                                   indicate on your  application  that
PLAN                                         you would  like to  participate  in
                                             the Automatic  Investment  Plan and
                                             complete the appropriate section on
                                             the application.

                      SUBSEQUENT PURCHASE    Subsequent   investments   will  be
                                             drawn  from your bank  account  and
                                             invested     into    the    Fund(s)
                                             automatically.
--------------------------------------------------------------------------------
INSTITUTIONAL                                Bank  trust  departments  and other
ACCOUNTS                                     institutional  accounts  may  place
                                             orders  directly  with the Trust by
                                             telephone at 1-800-994-2533.
--------------------------------------------------------------------------------
THROUGH                                      Complete an application and contact
THE ADVISER                                  your Atlantic Trust  representative
                                             or    investment    adviser    with
                                             instructions  as to the  amount you
                                             wish  to  invest.  They  will  then
                                             contact  the  Trust  to  place  the
                                             order on your behalf on that day.

                                             Orders  placed  with your  Atlantic
                                             Trust  representative  for the Fund
                                             must  be   received  by  4:00  p.m.
                                             (Eastern   time)   for   same   day
                                             processing.   You  should   receive
                                             written confirmation from the Trust
                                             of your order  within a few days of
                                             receipt of  instructions  from your
                                             representative.
--------------------------------------------------------------------------------

                            REDEMPTION OF FUND SHARES

         Shareholders may redeem their shares on any business day. Shares will be redeemed at the net asset value next determined after the Trust receives your redemption request in good order. A redemption is a taxable transaction on which a gain or loss may be recognized.

         Where the shares to be redeemed have been purchased by check, the payment of redemption proceeds may be delayed if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds.

         Once the shares are redeemed, the Trust will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Trust may, however, take up to seven days to make payment. If the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the Securities and Exchange Commission (the "SEC") merits such action, the Trust may suspend redemptions or postpone payment dates.

HOW TO SELL SHARES

--------------------------------------------------------------------------------
METHOD                   PROCEDURE
--------------------------------------------------------------------------------
BY MAIL                  Write a letter of instruction that includes:
                         o    the Fund name,  your account  number,  the name in
                              which the account is registered and the dollar value or number of shares you wish to sell; and
                         o    include   all   signatures   and  any   additional
                              documents that may be required as well as a medallion signature guarantee, if required.

                         Corporations,   partnerships,  trusts  or  other  legal
                         entities must submit additional documentation.

                         Mail your request to:

                                Atlantic Whitehall Funds Trust
                                c/o PFPC Inc.
                                P.O. Box 5183
                                Westborough, MA 01581-5183

                         For overnight delivery, mail the letter of instruction to:

                                Atlantic Whitehall Funds Trust
                                c/o PFPC Inc.
                                4400 Computer Drive
                                Westborough, MA 01581-5183

                         A check will be mailed to the name(s) and address in which the account is registered.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METHOD                   PROCEDURE

BY TELEPHONE             If  you  have  previously   authorized   redemption  by
                         telephone on your application or optional service form, call 1-800-994-2533.

                         You should be prepared to give the telephone representative the following information:
                         o your account number, social security number and account registration;
                         o    the Fund name from which you are redeeming shares;
                              and
                         o    the dollar or share amount to be deemed.

                         The Trust employs reasonable procedures to confirm that instructions communicated are genuine and, if it does not, may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Trust include tape recording of telephone instructions and requiring the information detailed above.

                         Although other redemption methods may be used, telephone redemption and telephone exchanges will be suspended for a period of 10 days following an address change made by telephone.

                         You will receive your redemption payment in the form you previously selected: check, deposit to your bank account, or wire transfer (for wire transfers, a fee will be charged).
--------------------------------------------------------------------------------
BY WIRE You may redeem your shares by contacting the Fund by mail or telephone and instructing them to send a wire transmission to your personal bank.

                         Your instructions should include: (1) your account number, social security or tax identification number and account registration; (2) the Fund name from which you are redeeming shares; and (3) the dollar or share amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on the application, and you attach a copy of a voided check from the account where proceeds are to be wired.

                         Note:  Your bank may charge you a fee for  receiving  a
                         wire payment on your behalf.
--------------------------------------------------------------------------------
BY SYSTEMATIC            Call  1-800-994-2533 to request an application to start
WITHDRAWAL               the Systematic  Withdrawal Plan. Specify the amount and
                         frequency of withdrawals (minimum of $100).

                         Note: A minimum account balance of $10,000 is required and you must have all dividends and distributions reinvested.

--------------------------------------------------------------------------------
METHOD                   PROCEDURE
--------------------------------------------------------------------------------
THROUGH AN ATLANTIC You may redeem your shares by contacting your Atlantic TRUST REPRESENTATIVE OR Trust representative or investment adviser and
AUTHORIZED INVESTMENT    instructing  him or  her to  redeem  your  shares.  The
ADVISER                  authorized agent will then contact the Fund and place a
                         redemption  trade on your behalf.  A fee may be charged
                         for this service.
--------------------------------------------------------------------------------

The above-mentioned services -- "By Telephone," "By Check," and "By Wire" -- are not available for IRAs or Roth IRAs and trust relationships of the Adviser or its affiliates.

                             EXCHANGE OF FUND SHARES

         Shareholders may exchange shares of one Fund for shares of the same class of another mutual fund in the Atlantic Whitehall family of funds, subject to the exchange limits discussed under "Additional Purchase and Redemption Information - Market Timing" below. A shareholder should carefully read the information contained in the Prospectus describing the Atlantic Whitehall Fund into which the exchange will occur. The minimum amount for an initial exchange is $5,000. No minimum is required for subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time, upon 60 days notice to shareholders.

         An exchange is taxable as a sale of a security on which a gain or loss may be recognized.

HOW TO EXCHANGE SHARES

--------------------------------------------------------------------------------
METHOD                   PROCEDURE

--------------------------------------------------------------------------------
BY TELEPHONE             If  you  have   previously   authorized  the  telephone
                         exchange    option    on   your    application,    call
                         1-800-994-2533.

                         You should be prepared to give the telephone representative the following information:
                         o    your  account  number,   social  security  or  tax
                              identification number and account registration;
                         o    the name of the Fund from and the Fund into  which
                              you wish to exchange; and
                         o    the dollar or share amount to be exchanged.

                         The conversation may be recorded to protect you and the Trust.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
METHOD                   PROCEDURE
--------------------------------------------------------------------------------
BY MAIL                  Write a letter of instruction that includes:
                         o    your account number;
                         o    the Fund from and the Fund into  which you wish to
                              exchange;
                         o    the dollar or share  amount you wish to  exchange;
                              and
                         o    the  signatures  of  all   registered   owners  or
                              authorized parties.

                         You must have held shares used in an exchange for at least 10 days before you can exchange into another Fund.

                         Mail your request to:

                                Atlantic Whitehall Funds Trust
                                c/o PFPC Inc.
                                P.O. Box 5183
                                Westborough, MA 01581-5183

                         For overnight delivery, mail the letter of instruction to:

                                Atlantic Whitehall Funds Trust
                                c/o PFPC Inc.
                                4400 Computer Drive
                                Westborough, MA 01581-5183
--------------------------------------------------------------------------------


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

MEDALLION SIGNATURE GUARANTEES

         To protect shareholder accounts, the Fund, and its transfer agent from fraud, medallion signature guarantees are required to enable the Fund to verify the identity of the person who has authorized a redemption from an account.

         The Fund will require a medallion signature guarantee for any of the following:
         o   any written redemption request for $50,000 or more;
         o redemptions when the proceeds are to be sent to someone other than the registered shareowner(s) or when proceeds are to be sent to an address other than the registered address; or
         o   share transfer requests.

         A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Shareholders may contact the Fund at 1-800-994-2533 for further details.

SELLING RECENTLY PURCHASED SHARES

         Redemption proceeds from recently purchased Fund shares that have been paid for by check may be delayed until there is a reasonable belief that your check has cleared. This may take up to fifteen calendar days after we receive your check. If you think you may wish to redeem your newly purchased shares within fifteen calendar days, you should pay for your shares by Federal funds wire transfer.

ACCOUNT MINIMUM

         You must keep at least $500 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $500 we may redeem your shares and send you a check for the redemption proceeds.

MARKET TIMING

         Short term-market timers that administer their accounts so as to redeem or purchase Fund shares based upon certain predetermined market indicators generally engage in frequent purchases and redemptions that disrupt the Fund's investment program and create significant additional transaction costs for shareholders. For these reasons, the Fund reserves the right to refuse the purchase and/or exchange requests of any market timer if, in the Adviser's judgment, the Fund would be unable to invest in accordance with its investment objectives and policies or would otherwise potentially be adversely affected.

         If a shareholder exceeds eight exchanges out of the Fund per calendar year, or the Fund or the distributor determines, in its sole discretion, that a shareholder's short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. The Fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one Fund and into (purchase) another Fund.

RIGHT TO REDEEM IN KIND

         All redemptions of Fund shares shall be made in cash. However, this commitment applies only to redemption requests made by a Fund shareholder during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. If a redemption request exceeds these amounts, the Fund may make full or partial payment in securities or other assets.

ACCOUNT SERVICES

         All transactions in Fund shares will be reflected in a statement for each shareholder. In those cases where a nominee is a shareholder of record for shares purchased for its customer, the nominee decides whether the statement will be sent to the customer.

                               FUND DISTRIBUTIONS

         In general, the Fund intends to distribute to its shareholders substantially all of its net investment income and realized capital gains, if any. The Fund will declare distributions of net investment income daily and pay them monthly. The Fund generally will make distributions of any realized capital gains at least annually.

         Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, at least five full business days before the record date, to receive such distributions in cash. Distributions for a given month will be paid within five business days after the end of such month.

         Net investment income for a Saturday, Sunday or a holiday will be declared as a distribution on the previous business day. Fund shares purchased will begin earning distributions on the day after the shares are bought, and shares redeemed will earn distributions through the day the redemption is executed.

         If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically. Your future distributions will be reinvested in the Fund at the per share net asset value determined as of the day the distribution is paid. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                                 TAX INFORMATION

         The following discussion regarding federal income taxes is based upon laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as an IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

         Distributions from the Fund's net income attributable to tax-exempt securities, if any, generally will be exempt from federal income tax, including AMT. Distributions from the Fund's net investment income from other sources and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

         An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. The Fund's long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Fund's sales and exchanges after May 5, 2003. Absent further legislation, this reduced rate of tax will expire after December 31, 2008. It is not expected that corporate shareholders will be able to deduct a portion of their distributions when determining their taxable income.

         Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared to Fund shareholders of record on a day in October, November or December of one year and distributed in January of the following year will be taxable to you as if they were paid on December 31 of the first year. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

         If you buy shares of the Fund shortly before it makes a distribution, the distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

         Your redemptions (including redemptions-in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held the redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

         In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                            DISTRIBUTION ARRANGEMENTS

         The Fund does not charge up-front or deferred sales charges. The Institutional Class shares of the Fund also do not pay any Rule 12b-1 fees. PFPC Distributors, Inc. serves as the Fund's distributor.

                          THE ATLANTIC WHITEHALL FUNDS


                The following notice does not constitute part of
                        and is not incorporated into the
               Prospectus for the Atlantic Whitehall Funds Trust.


                         Atlantic Whitehall Funds Trust
                             PFPC Distributors, Inc.

                      NOTICE OF PRIVACY POLICY & PRACTICES


Atlantic Whitehall Funds Trust (the "Trust") recognizes and respects your right to privacy.1 We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

COLLECTION OF CUSTOMER    We collect  nonpublic personal  information about  our
INFORMATION               customers from the following sources:

                          o ACCOUNT APPLICATIONS AND OTHER FORMS, AND CORRESPONDENCE (written, telephonic or electronic) with the Trust or service providers to the Trust. Information gathered from these sources may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance; and
                          o ACCOUNT HISTORY, including information about the transactions and balances in a customer's accounts.

DISCLOSURE OF CUSTOMER    We may disclose all of the information described above
INFORMATION               to certain third parties who are not  affiliated  with
                          the Trust under one or more of these circumstances:

                          o AS AUTHORIZED - if you request or authorize the disclosure of the information;
                          o AS PERMITTED BY LAW - for example, sharing information with companies who maintain or service customer accounts for the Trust is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts; and

---------------------------------
1      For purposes of this notice, the terms "customer" or "customers" includes shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in the Trust's shares.

                          o UNDER JOINT AGREEMENTS - we may also share the information described above with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER      We require service providers to the Trust:
INFORMATION

                          o To maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Trust; and
                          o To maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers of the Trust.

         When information about the Trust's customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law. Access to information about our customers is limited to those employees who need to know that information to service your account or to carry out the purpose for which the information is disclosed.

         We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Trust.

                              FOR MORE INFORMATION

         Additional information about the Fund is included in a Statement of Additional Information dated April 1, 2004 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.

         Information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         You may make inquiries about the Fund or obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-994-2533.

         Information about the Fund (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. To aid you in obtaining this information, the Fund's 1940 Act registration number is 811-8738.

         ATLANTIC WHITEHALL FUNDS TRUST

         INVESTMENT ADVISER
         Atlantic Trust Advisors, Inc.
         50 Rockefeller Plaza
         15th Floor
         New York, NY  10020

         ADMINISTRATOR
         PFPC Inc.
         4400 Computer Drive
         Westborough, MA  01581

         DISTRIBUTOR
         PFPC Distributors, Inc.
         760 Moore Road
         King of Prussia, PA  19406

         CUSTODIAN
         State Street Bank and Trust Company
         150 Newport Ave.
         North Quincy, MA  02171

         COUNSEL
         Morrison & Foerster LLP
         2000 Pennsylvania Avenue, NW
         Washington, D.C.  20006-1888

         INDEPENDENT AUDITORS
         Ernst & Young LLP
         5 Times Square
         New York, NY  10036

         WEBSITE
         WWW.ATLANTICWHITEHALLFUNDS.COM

--------------------------------------------------------------------------------

                         ATLANTIC WHITEHALL FUNDS TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                  April 1, 2004

--------------------------------------------------------------------------------


         This Statement of Additional Information (the "SAI"), which is not a prospectus, describes the following investment portfolios of the Atlantic Whitehall Funds Trust (the "Trust"):

         o ATLANTIC WHITEHALL GROWTH FUND (DISTRIBUTOR CLASS AND INSTITUTIONAL CLASS)
         o  ATLANTIC WHITEHALL MID-CAP GROWTH FUND (INSTITUTIONAL CLASS)
         o  ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND (INSTITUTIONAL CLASS)
         o  ATLANTIC WHITEHALL INTERNATIONAL FUND (INSTITUTIONAL CLASS)
         o  ATLANTIC WHITEHALL INCOME FUND (INSTITUTIONAL CLASS)
         o  ATLANTIC WHITEHALL BALANCED FUND (DISTRIBUTOR CLASS)
         o  ATLANTIC WHITEHALL SHORT-TERM MUNICIPAL BOND FUND (INSTITUTIONAL
            CLASS)

                 (each a "Fund," and collectively, the "Funds")

         This SAI should be read in conjunction with the Prospectuses for the Funds dated April 1, 2004. The Financial Statements included in the Funds' November 30, 2003 Annual Report are incorporated by reference into this SAI. The Prospectuses and the Annual Report may be obtained without charge by writing or calling the Trust at the address and telephone number printed below.

                         Atlantic Whitehall Funds Trust
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5120
                 General and Account Information: 1-800-994-2533

                                TABLE OF CONTENTS

                                                                        PAGE


GENERAL INFORMATION..................................................     2

INVESTMENT STRATEGIES AND RISKS......................................     2

INVESTMENT RESTRICTIONS..............................................    12

MANAGEMENT...........................................................    15

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...........................    21

INVESTMENT ADVISORY AND OTHER SERVICES...............................    23

DISTRIBUTION OF FUND SHARES..........................................    27

COMPUTATION OF NET ASSET VALUE.......................................    28

PORTFOLIO TRANSACTIONS...............................................    29

TAXATION.............................................................    30

DESCRIPTION OF THE FUNDS' SHARES.....................................    38

CALCULATION OF PERFORMANCE DATA......................................    39

FINANCIAL INFORMATION ...............................................    41

APPENDIX A:  DESCRIPTION OF SECURITIES RATINGS.......................   A-1

APPENDIX B:  PROXY VOTING POLICIES OF THE TRUST AND THE ADVISER......   B-1

                               GENERAL INFORMATION

         The Funds are separately managed, diversified portfolios of the Trust, an open-end, management investment company. The Trust was organized as a Delaware statutory trust under a Declaration of Trust dated August 25, 1994. The Growth Fund offers both Distributor Class and Institutional Class shares. The Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Income Fund offer only Institutional Class shares. The Balanced Fund offers only Distributor Class shares. Institutional Class shares of the Short-Term Municipal Bond Fund are currently not being offered to the public for investment.

         Atlantic Trust Advisors, Inc. (the "Adviser") serves as the Funds' Investment Adviser. PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, Massachusetts 01581-5120, is the Funds' Administrator, and PFPC Distributors, Inc. ("PFPC Distributors" and/or the "Distributor"), located at 760 Moore Road, King of Prussia, PA 19406, is the Distributor.

                         INVESTMENT STRATEGIES AND RISKS

         The Prospectus discusses the investment objectives of the Funds and the principal strategies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional investment strategies that the Funds may utilize, and certain risks associated with such investments and strategies.

         U.S. TREASURY OBLIGATIONS. (ALL FUNDS). U.S. Treasury bills, which have maturities of up to one year, notes, which have original maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the U.S. Government. In addition to bills, notes and bonds, the Funds may invest in separately traded interest and principal component parts of these obligations, which are known as STRIPS, and generally differ in their interest rates and maturities. The Funds may also invest in privately placed U.S. Treasury obligations.

         U.S. GOVERNMENT AGENCY OBLIGATIONS. (ALL FUNDS). The Funds may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities issued or guaranteed by Ginnie Mae ("GNMA") (formerly known as the Government National Mortgage Association) which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Land Banks, Federal National Mortgage Association ("FNMA") and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (E.G., GNMA). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

         MORTGAGE-RELATED SECURITIES. (ALL FUNDS). The Funds are permitted to invest in mortgage-related securities. One example of mortgage-related securities would be mortgage pass-through securities, which are securities representing interests in "pools" of mortgages. Payments of both interest and principal are made monthly on the securities. These payments are a "pass through" of monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (minus fees paid to the issuer or guarantor of the securities).

         Another example of mortgage-related securities would be collateralized mortgage obligations ("CMOs"). interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are usually collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate.

         Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

         In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. A rise in interest rates will also likely increase inherent volatility of these securities as lower than estimated prepayment rates will alter the expected life of the securities to effectively convert short-term investments into long-term investments.

         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

         ASSET-BACKED SECURITIES. (ALL FUNDS). The Funds are permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. a Fund may invest in these and other types of asset-backed securities which may be developed in the future, provided they are consistent with the Fund's investment objectives, policies and quality standards.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability of the Fund, as an investor, to obtain full payment in the event of default insolvency. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. With respect to an asset-backed security arising from secured debt (such as automobile receivables), there is a risk that parties other than the originator and servicer of the loan may acquire a security interest superior to that of the security's holders.

         COMMERCIAL PAPER. (ALL FUNDS). Commercial paper includes short-term, unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two rating categories of at least one Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, is, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest.

         CORPORATE DEBT SECURITIES. (ALL FUNDS). Fund investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) of domestic and foreign issuers which meet the rating criteria established for each Fund.

         After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Fund's Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

         CONVERTIBLE AND EXCHANGEABLE SECURITIES. (ALL FUNDS). The Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to equity securities for the Funds. Convertible securities generally offer fixed interest or dividend yields and may be converted at a stated price or rate for common or preferred stock.

         Although  to  a  lesser  extent  than  with  fixed  income   securities
generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer. The Balanced Fund and the Income Fund may invest in convertible securities rated below investment grade, including convertible debt rated as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         DOMESTIC AND FOREIGN BANK OBLIGATIONS. (ALL FUNDS). The Funds may invest in bank obligations which include, but are not limited to, domestic, Eurodollar and Yankee dollar certificates of deposits, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds' assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

         Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligations. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 15% of the value of the net assets of the Funds. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities. Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding and other taxes on amounts realized on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

         Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         ZERO COUPON SECURITIES. (ALL FUNDS). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity.

         The market prices of zero coupon securities in which the Funds may invest generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.
Although zero coupon securities do not pay interest to holders prior to maturity, federal income tax law requires a Fund to recognize as interest income a portion of the security's discount each year and that this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their distributions in cash rather than reinvest such distributions in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income may ultimately be reduced as a result.

         VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND OBLIGATIONS. (ALL FUNDS). The Funds may, from time to time, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity of generally five to 20 years with respect to the Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

         The Funds may also buy variable rate master demand obligations. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a
Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Funds have no limitations on the type of issuer from whom the obligations will be purchased. The Funds will invest in variable rate master demand obligations only when such obligations are determined by the Adviser, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Funds.

         WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. (ALL FUNDS). The Funds may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. A Fund purchases these securities in order to obtain an advantageous price and yield to the Fund at the time of entering into the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Funds will maintain with the custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, each Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leveraging a Fund's assets and may contribute to volatility of the Fund's net asset value. When a Fund engages in a forward commitment transaction, the Fund relies on the buyer or the seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous.

         OTHER MUTUAL FUNDS. (ALL FUNDS). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the Investment Company Act of 1940, as amended (the "1940 Act") and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

         LOANS OF PORTFOLIO SECURITIES. (ALL FUNDS). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets (including the market value of the collateral received) of a particular Fund.

         The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

         REPURCHASE AGREEMENTS. (ALL FUNDS). The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Funds may not invest more than 15%, of their net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available.

         REVERSE REPURCHASE AGREEMENTS. (ALL FUNDS). The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         FOREIGN  SECURITIES.   (ALL  FUNDS).  The  Funds  may  each  invest  in
securities of foreign governmental and private issuers.

         Investing in the securities of issuers in any foreign country, including American Depositary Receipts ("ADRs"), involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, amounts realized on foreign securities may be subject to foreign taxes, including taxes withheld from payments on such securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund's objectives may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through a Fund's policies, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

         ILLIQUID SECURITIES. (ALL FUNDS). Each Fund has adopted a fundamental policy with respect to investments in illiquid securities. See "Investment Restrictions." Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration.

         The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. Pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, the Funds intend to invest in securities eligible for resale under Rule 144A which are determined to be liquid because trading markets exist for the securities.

         Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, the Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. Rule 144A securities and Section 4(2) instruments which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1. Investments in Rule 144A securities and Section 4(2) instruments could have the effect of increasing Fund illiquidity.

         MUNICIPAL COMMERCIAL PAPER. (ALL FUNDS). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (1) "P-1" by Moody's and "A-1" or "A-1+" by S&P "P-2" (Prime-2) or better by Moody's and "A-2" or better by S&P or (2) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (3) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (4) if not rated, is, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

         Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong".
Commercial paper with "overwhelming safety characteristics" will be rated "A-1+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1".

         MUNICIPAL NOTES. (ALL FUNDS). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (1) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (2) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (3) if not rated, are, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

         Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group." See the Appendix for a more complete description of securities ratings.

         MUNICIPAL BONDS. (ALL FUNDS). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the date of purchase "A" or better by a NRSRO. Municipal bonds generally have a maturity at the time of issuance of more than one year.

         COMMON STOCKS. (ALL FUNDS). Common stock represents the ownership interest in the issuer that remains after all of the issuer's obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including past and expected future earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market swings.

         PREFERRED STOCKS. (ALL FUNDS). Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.

         As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

         AMERICAN   DEPOSITARY   RECEIPTS.    (ALL   FUNDS).   ADRs   are   U.S.
dollar-denominated receipts generally issued by domestic banks. ADRs are evidence of a deposit with the bank of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States.

         The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

         In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

         Investments  in ADRs involve  certain risks not  typically  involved in
purely  domestic   investments.   These  risks  are  set  forth  under  "Foreign
Securities" in this SAI.

         OPTIONS ON SECURITIES. (ALL FUNDS). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (I.E., over-the-counter ("OTC") options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, U.S. Treasury bills or other liquid securities with a value equal to the exercise price in a segregated account with its custodian.

         The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

         FUTURES, RELATED OPTIONS AND OPTIONS ON STOCK INDICES. (ALL FUNDS EXCEPT GROWTH FUND). Each Fund may attempt to reduce the risk of investment in securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. In addition, each Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when Whitehall anticipates an advance. In attempting to hedge a portfolio, a Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. Each Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

         A stock index assigns relative weighting to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.

         When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% or more (in foreign markets) of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

         In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

         During a market decline or when the Adviser anticipates a decline, each Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Adviser anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund will sell options on futures and on stock indices only to close out existing positions.

         INTEREST RATE FUTURES CONTRACTS. (ALL FUNDS EXCEPT GROWTH FUND AND INTERNATIONAL FUND). These Funds may, to a limited extent, enter into interest rate futures contracts (I.E., contracts for the future delivery of securities or index-based futures contracts) that are, in the opinion of the Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (I.E., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

         OPTIONS ON INTEREST RATE FUTURES CONTRACTS. (ALL FUNDS EXCEPT GROWTH FUND AND INTERNATIONAL FUND). These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

         RISKS OF OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

         The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Adviser possesses the skills necessary for the successful utilization of such transactions.

         The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid securities to cover the futures and options.

                             INVESTMENT RESTRICTIONS

         The following restrictions are fundamental policies of each Fund, which may not be changed without the approval of the holders of a majority of the applicable Fund's outstanding voting shares as described under "Description of the Funds' Shares - Voting Rights."

         The Growth Fund, Balanced Fund and Income Fund, except as indicated, may not:

         (1)      Invest  more  than  15% of the  value  of its  net  assets  in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

         (2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of the current value of its net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

         (3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

         (4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

         (5) Invest in companies for the purpose of exercising control or management;

         (6) Invest more than 10% of its net assets in shares of other investment companies;

         (7) Invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

         (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act;

         (9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

         (10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, the Adviser, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

         (12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;
                  (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

         (13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges;

         (14) Write, purchase or sell puts, calls or combinations thereof, except that the Growth Fund, Balanced Fund, and Income Fund may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging; or

         (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years continuous operation.

         Additionally, each Fund is a diversified fund and is therefore subject to the following limitations which are non-fundamental policies. With respect to 75% of its total assets, a Fund will not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any such issuer.

         The Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Short-Term Municipal Bond Fund may not:

         (1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, investments in securities of other investment companies, municipal securities or repurchase agreements;

         (2) Purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

         (3) Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

         (4) Issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

         (5) Make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

         (6) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

         (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

         (8) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

         In  addition,   the  Short-Term  Municipal  Bond  Fund  has  adopted  a
fundamental policy to invest at least 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Short-Term Municipal Bond Fund have each adopted the following non-fundamental investment policies which may be changed by the Board of Trustees of the Trust or at any time without approval of a Fund's shareholders.

         (1) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

         (3) The Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

         (4) The Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

         (5) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

         (6)      The Fund may not  purchase  securities  on margin  (except for
                  short-term    credits   necessary   for   the   clearance   of
                  transactions).

         (7) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         In addition, the Mid-Cap Growth Fund has a non-fundamental policy in place to provide shareholders with at least 60 days' notice of any change to the Fund's non-fundamental investment policy to invest at least 80% of net assets plus investment borrowings, under normal circumstances, in a diversified portfolio of common stocks of mid-sized companies with market capitalizations between $1 billion and $10 billion at the time of the initial purchase.

         If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are a result of application of law, the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

         The Trust's Board of Trustees is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Board also elects the Trust's officers who conduct the daily business of the Funds. The Board meets regularly to review the activities of the officers who are responsible for day-to-day operations of the Funds.

         Set forth below are the Trustees and executive officers of the Trust, their ages, business addresses, position and term of office, their principal occupations during the past five years, and other directorships held by them. An asterisk indicates a Trustee who may be deemed to be an "interested person" of the Trust as defined in the 1940 Act ("Interested Trustee").

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND
                               POSITION(S)      TERM OF OFFICE                                   COMPLEX
                                HELD WITH        AND LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN BY   OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE             TRUST          TIME SERVED 1    DURING PAST FIVE YEARS         TRUSTEE      HELD BY TRUSTEE 2
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
--------
Pierre de St. Phalle           Trustee and      Trustee since    Managing Director and           Seven      Independent Director,
50 Rockefeller Plaza           Chairman of      September        Chief Legal Officer,                       Aetos Capital
15th Floor                     the Board of     2000; Chairman   iFormation Group and                       Alternative Investment
New York, NY  10020            Trustees         since January    successor company, from                    Funds; Director of
(54)                                            2004             November 2000 to November                  ipValue Management
                                                                 2003. Formerly, Partner,                   Inc., an intellectual
                                                                 Davis Polk & Wardwell                      property value
                                                                 from January 1983 to                       extraction company
                                                                 October 2000.                              wholly-owned by
                                                                                                            iFormation Group.

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND
                               POSITION(S)      TERM OF OFFICE                                   COMPLEX
                                HELD WITH        AND LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN BY   OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE             TRUST          TIME SERVED 1    DURING PAST FIVE YEARS         TRUSTEE      HELD BY TRUSTEE 2
---------------------------------------------------------------------------------------------------------------------------------
Lynn S. Birdsong               Trustee          Since February   Independent Investor and        Seven      Director of The Japan
50 Rockefeller Plaza                            2003             Consultant since April                     Fund, Inc. (1 fund);
15th Floor                                                       2002. Formerly Managing                    Director of The
New York, NY  10020                                              Director  of Zurich                        Hartford Mutual
(57)                                                             Scudder Investments, Inc.                  Funds, Inc. and The
                                                                 and Scudder, Stevens &                     Hartford Mutual Funds
                                                                 Clark, Inc., where he                      II, Inc. (33 funds).
                                                                 worked  from January 1979
                                                                 to April 2002.

John R. Preston                Trustee          Since February   Vice President of Finance &     Seven               None
50 Rockefeller Plaza                            2003             Administration for Southern
15th Floor                                                       Wine & Spirits, since
New York, NY  10020                                              January 2002; Formerly,
(56)                                                             Chief Financial Officer
                                                                 and Executive Vice
                                                                 President of Ripplewood
                                                                 Holdings LLC (Private
                                                                 Equity)(2003-2004); Senior
                                                                 Vice President of Vivendi
                                                                 Universal (2001 - 2002);
                                                                 Senior Vice President,
                                                                 Treasury and Strategic
                                                                 Planning from 1997 to 2000
                                                                 of The Seagram Company Ltd,
                                                                 where he worked from
                                                                 1981-2001.

Susan V. Machtiger             Trustee          Since June 2001  Independent Marketing           Seven               None
50 Rockefeller Plaza                                             Consultant from October
15th Floor                                                       1999 to present; Formerly,
New York, NY  10020                                              Senior Partner and
(45)                                                             Worldwide Strategic
                                                                 Planning Director of
                                                                 J. Walter Thompson, a
                                                                 full service, global
                                                                 advertising and
                                                                 communications agency,
                                                                 from July 1995 to
                                                                 September 1999.

Tracy L. Nixon                 Trustee          Since June 2001  President and Chief             Seven               None
50 Rockefeller Plaza                                             Executive Officer of King
15th Floor                                                       Cross Corporation, an
New York, NY  10020                                              airport concessions
(40)                                                             business, from May 2000 to
                                                                 present and Former Vice
                                                                 President of Goldman Sachs
                                                                 & Co., from July 1989 to
                                                                 May 2000.

                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND
                               POSITION(S)      TERM OF OFFICE                                   COMPLEX
                                HELD WITH        AND LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN BY   OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE             TRUST          TIME SERVED 1    DURING PAST FIVE YEARS         TRUSTEE      HELD BY TRUSTEE 2
---------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE
OFFICERS
--------
Mark Santero                  President         Since February   Head of Product                   NA                 NA
50 Rockefeller Plaza                            2003             Development at Atlantic
15th Floor                                                       Trust since January 2003;
New York, NY  10020                                              Formerly, Senior Vice
(42)                                                             President and Director of
                                                                 the Alliance Products
                                                                 Division of AIM Distributors,
                                                                 Inc., an affiliate of
                                                                 AMVESCAP from January 2001
                                                                 to December 2002; and Senior
                                                                 Vice President and National
                                                                 Sales and Marketing Manager
                                                                 of AIM Institutional
                                                                 Marketing Division from
                                                                 July 1991 to December 2000.

John Bini                     Treasurer and     Since February   Director of Finance at            NA                 NA
50 Rockefeller Plaza          Chief Financial   2003             Atlantic Trust since
15th Floor                    Officer                            October 2002; Formerly,
New York, NY  10020                                              Director of Finance of the
(38)                                                             Finance Group at Zurich
                                                                 Scudder Investments, Inc./
                                                                 Deutsche Asset Management

Paul Elmlinger                Secretary and     Since February   General Counsel of                NA                 NA
50 Rockefeller Plaza          Chief Legal       2003             Atlantic Trust since May
15th Floor                    Officer                            2002; Formerly, Managing
New York, NY  10020                                              Director of Zurich Scudder
(45)                                                             Investments, Inc., where
                                                                 he worked from 1988 to
                                                                 2002.

1 Each Trustee holds office during the lifetime of the Trust or until he/she resigns or is removed from office in the manner provided by law or until his/her successor is duly chosen and qualified. The Trustees adopted a retirement policy providing for mandatory retirement as a Trustee of the Trust and from any and all committees on which he/she serves upon reaching the age of seventy-two years of age. The President, Treasurer and Secretary each hold office until their successors are chosen and qualified.

2 Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

COMMITTEES

         The Board of Trustees of the Trust has established a Nominating Committee, Audit Committee and Valuation Committee. Each committee currently consists of the following members, each of whom is not an "interested person" as defined in the 1940 Act ("Independent Trustee"): Messrs. Birdsong, Preston and de Saint Phalle and Mss. Machtiger and Nixon.

         The Nominating Committee operates pursuant to a separate Nominating Committee Charter and is primarily responsible for considering candidates to fill vacancies on the Board. The Nominating Committee will not consider nominees recommended by shareholders of the Trust. During the fiscal year ended November 30, 2003, there were no meetings of the Nominating Committee. The Audit Committee operates pursuant to a separate Audit Committee Charter. The responsibilities of the Audit Committee include: (i) overseeing the accounting and financial reporting policies of the Funds; (ii) overseeing the quality and objectivity of the Funds' financial statements and the independent audit thereof; (iii) interacting with the Funds' independent auditors on behalf of the Board; (iv) overseeing, or, as appropriate, assisting Board oversight of the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal controls and independent audits; and (v) approving the engagement of the independent auditors and, in connection therewith, reviewing and evaluating the qualifications, independence and performance of the independent auditors. During the fiscal year ended November 30, 2003, there were three meetings of the Audit Committee. The Board Valuation Committee is responsible for fair value of portfolio securities in cases when a market quotation is not readily available or the Adviser believes that a market quotation or valuation provided by an approved pricing methodology does not represent a fair value. During the fiscal year ended November 30, 2003, there were no meetings of the Board Valuation Committee.

SECURITY AND OTHER INTERESTS

         The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund of the Trust and in all registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2003.

                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                            DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND OF       TRUSTEE WITHIN THE FAMILY OF
NAME OF TRUSTEE                                 THE TRUST                               INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Pierre de St. Phalle       $50,001 - $100,000 in Atlantic Whitehall Growth Fund          $50,001 - $100,000

Lynn S. Birdsong                                   None

John R. Preston                                    None

Susan V. Machtiger                                 None

Tracy L. Nixon                                     None

         OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of December 31, 2003, the Independent Trustees did not own securities of the investment adviser, the distributor, or any entity controlling, controlled by, or under common control with the investment adviser or the distributor.

         COMPENSATION. The table below sets forth the compensation paid to Trustees of the Trust for the fiscal year ended November 30, 2003. The Trust does not compensate the officers for the services they provide. Trustees of the Trust not affiliated with the Adviser receive from the Trust an annual retainer of $10,000 ($12,000 for the Chairman), a fee of $1,000 for each Board of Trustees meeting attended, and $1,000 for each Board committee meeting of the Trust attended ($500 additional for the Audit Committee Chairman and $500 additional for the Nominating Committee Chairman). They also are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Adviser do not receive compensation from the Trust.

                                                        PENSION OR                               TOTAL COMPENSATION
                                  AGGREGATE         RETIREMENT BENEFITS     ESTIMATED ANNUAL    FROM TRUST AND FUND
      NAME OF PERSON          COMPENSATION FROM     ACCRUED AS PART OF       BENEFITS UPON        COMPLEX PAID TO
       AND POSITION                 TRUST             TRUST EXPENSES           RETIREMENT            TRUSTEES*
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Pierre de St. Phalle               $17,000                 None                   None                $17,000

Lynn S. Birdsong                   $12,500                 None                   None                $12,500

John R. Preston                    $13,000                 None                   None                $13,000

Susan V. Machtiger                 $17,000                 None                   None                $17,000

Tracy L. Nixon                     $17,000                 None                   None                $17,000

--------------------
* The total amount compensated to the Trustees for their service on the Trust's Board and the Board of any other investment company in the fund complex. The Fund Complex includes only the Trust.

         APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS. Under Section 15(c) of the 1940 Act, the Board is generally required to approve the Funds' investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") annually. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-advisers (individually, an "Adviser" and collectively, the "Advisers"), and a description of the quality and nature of the services provided by the Advisers.

         Before approving an Advisory Agreement with the primary Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees and Rule 12b-1 distribution fees, if any.

         The Board also reviewed statistical information regarding the performance and expenses of the Funds. Prior to reviewing the statistical information, the Board was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for each Fund, the Board reviewed the performance information for a group of funds that was determined to be similar to the Fund ("Peer Group") and an appropriate broad-based market index. The Board then reviewed a comparison of the Fund's advisory fee, other fees and total expense ratio to other funds in the Peer Group.

         During its review, the Board reviewed information pertaining to the fee structure for the Funds and considered whether alternative fee structures (I.E.,breakpoint fee structures or performance-based fees) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in the Funds' asset levels.

         The Board then analyzed the Adviser's background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser(s) who make the day-to-day investment decisions for the respective Funds. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-advisers in the various asset classes and the ability to oversee a large group of sub-advisers, many of whom have different investment philosophies and styles. The Board then reviewed and discussed the investment philosophy and experience of the Adviser. The Board also considered the background and experience of the senior management of the Adviser and the level of attention given to the Funds by senior investment personnel. In addition to the above considerations, the Board also analyzed the Adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board received a presentation from the Adviser and reviewed the qualifications, backgrounds and responsibilities of the staff performing investment services for the Funds.

         In addition to the above considerations, the Board also analyzed certain factors relating specifically to each sub-adviser. For example, the Board considered each sub-adviser's investment strategies, research capabilities and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with the sub-adviser (E.G. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board also reviewed each sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. The Board also reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

         Based on the above analysis, the Board determined that the Advisory Agreement for each Fund, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees paid by the Fund compared to other similar funds; and (iv) the level of profits realized by the primary investment Adviser from its advisory arrangement with the Fund.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

         As of March 10, 2004, the following persons owned of record 5% or more of the voting securities of a particular Fund. Any person owning more than 25% of the voting securities of a Fund may be deemed to have effective voting control over the operation of that Fund, which would diminish the voting rights of other shareholders:

ATLANTIC WHITEHALL GROWTH FUND                                PERCENTAGE OWNED
(DISTRIBUTOR CLASS)

Charles Schwab & Co., Inc.                                         36.50%
Special Custody Account For The
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

Trustlynx & Co.                                                    15.93%
CO #00TLA
P.O. Box 173736
Denver, CO  80217-3736

National Financial Services LLC                                    14.34%
200 Liberty Street 1NFC
New York, NY  11435

T Rowe Price Retirement Plan                                       5.338%
Services Trustee
FBO Retirement Plan Clients Trust
U/A. DTD 04/01/01
4515 Painters Mill Road
Owings Mills, MD 21117

ATLANTIC WHITEHALL GROWTH FUND                                PERCENTAGE OWNED
(INSTITUTIONAL CLASS)

Hollowwave & Co.                                                   49.86%
P.O. Box 9242
Boston, MA  02209

Union Bank TR Nominee                                              34.23%
FBO Isuzu Companies Retirement Plan
A/C# 061951-01-21
P.O. Box 85484
San Diego, CA  92186

Smith Barney Corporate Trust Co                                     8.92%
c/o SEI Trust Company
ATTN Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA  19456

ATLANTIC WHITEHALL MID-CAP GROWTH FUND                        PERCENTAGE OWNED
(INSTITUTIONAL CLASS)

Hollowwave & Co.                                                   91.41%
P.O. Box 9242
Boston, MA  02209-9242

Hollowwave & Co.                                                    8.59%
P.O. Box 9242
Quincy, MA  02209-9242

ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND               PERCENTAGE OWNED
(INSTITUTIONAL CLASS)

Hollowwave & Co.                                                   93.76%
P.O. Box 9242
Boston, MA  02209-9242

Hollowwave & Co.                                                    6.12%
P.O. Box 9242
Quincy, MA  02209-9242

ATLANTIC WHITEHALL INTERNATIONAL FUND                         PERCENTAGE OWNED
(INSTITUTIONAL CLASS)

Hollowwave & Co.                                                   98.55%
P.O. Box 9242
Quincy, MA  02209


ATLANTIC WHITEHALL BALANCED FUND                              PERCENTAGE OWNED
(DISTRIBUTOR CLASS)

Trustlynx & Co.                                                    35.68%
CO #00TLA
P.O. Box 173736
Denver, CO  80217-3736

Smith Barney Corporate Trust Co                                    18.12%
c/o SEI Trust Company
ATTN Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA  19456

First Union National Bank Cust For                                 13.11%
Various Retirement Plans
A/c 9888888836  NC1151
1525 West WT Harris BLVD
Charlotte, NC

Charles Schwab & Co., Inc.                                         5.26%
Special Custody Account For The
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

ATLANTIC WHITEHALL INCOME FUND                                PERCENTAGE OWNED
(INSTITUTIONAL CLASS)

Hollowwave & Co.                                                   58.54%
P.O. Box 9242
Boston, MA  02209

Union Bank TR Nominee                                              19.33%
FBO Isuzu Companies Retirement Plan
A/C# 061951-01-21
P.O. Box 85484
San Diego, CA  92186

Trustlynx & Co.                                                    11.61%
CO #00TLA
P.O. Box 173736
Denver, CO  80217-3736

         As of March 10, 2004, the Officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Funds.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

         Atlantic Trust Advisors, Inc. (the "Advisor"), a registered investment adviser, provides investment advisory services to the Funds. The Adviser is an affiliate of Atlantic Trust Company, N.A. ("Atlantic Trust"). With $9.1 billion in assets under management as of December 31, 2003, Atlantic Trust and its affiliates manage wealth for individuals and families, and provide asset management services to foundations and endowments. The Adviser's principal office is located at 50 Rockefeller Plaza, 15th Floor, New York, New York 10020. The day-to-day operations of the Funds are delegated by the Board to the Adviser's officers and service providers while administrative services and compliance functions may be provided by the Adviser's personnel or one of its affiliates.

         From November 18, 1994 to January 31, 2003, Whitehall Asset Management, Inc. ("Whitehall") acted as the investment adviser with respect to the assets of the Trust. On October 28, 2002, the parent company of Whitehall, The Industrial Bank of Japan Trust Company ("IBJ Trust"), entered into an agreement (the "Purchase Agreement") to sell Whitehall to Atlantic Trust Group, Inc., a wholly-owned subsidiary of AMVESCAP PLC ("AMVESCAP") (the "Acquisition"). The closing of the Acquisition occurred on February 14, 2003. After the Acquisition, Whitehall's operations were integrated with those of Atlantic Trust Private Wealth Management, the private wealth management division of AMVESCAP, and Whitehall changed its name to Atlantic Trust Advisors, Inc.

         The Adviser's parent, AMVESCAP, is a leading independent global investment manager dedicated to helping people worldwide build their financial security. Operating under the AIM, INVESCO, and Atlantic Trust brands,

AMVESCAP strives to deliver outstanding investment performance and service through a comprehensive array of products for individual and institutional clients in more than 100 countries. AMVESCAP had approximately $370 billion in assets under management as of December 31, 2003. The company is listed on the London, New York, Paris and Toronto stock exchanges with the symbol AVZ.

         As compensation for its advisory services for the Funds, the Adviser is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

--------------------------------------------------------------------------------
                     FUNDS                           CONTRACTUAL ANNUAL RATE
                                                 (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------
Growth Fund                                                   0.85%
Mid-Cap Growth Fund                                           0.85%
Multi-Cap Global Value Fund                                   0.90%
International Fund                                            1.15%
Income Fund                                                   0.50%
Balanced Fund                                                 0.85%
Short-Term Municipal Bond Fund                                0.40%
--------------------------------------------------------------------------------

         The Adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain net expenses at the following rates until November 30, 2004 for the Distributor Class shares of the following
Fund: Growth Fund, 1.39%; and Balanced Fund, 1.45%. The Adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain net expenses at the following rates until November 30, 2004 for the Institutional Class shares of the following Funds: Growth Fund, 1.14%; Mid-Cap Growth Fund, 1.30%; Multi-Cap Global Value Fund, 1.30%; Income Fund, 1.30%; and Short-Term Municipal Bond Fund, 1.30%.

         As discussed above, prior to January 31, 2003, Whitehall served as investment adviser to the Funds. Prior to January 30, 2001, IBJ Whitehall Bank & Trust Company ("IBJW") served as investment adviser to the Funds. For the periods indicated below, the Funds paid the Adviser, Whitehall and/or IBJW the following advisory fees and the Adviser/Whitehall/IBJW waived the indicated amounts:

----------------------------------------------------------------------------------------------------------------------
         FUND                    YEAR-ENDED                      YEAR-ENDED                       YEAR-ENDED
                             NOVEMBER 30, 2003                NOVEMBER 30, 2002               NOVEMBER 30, 2001
                        ----------------------------------------------------------------------------------------------
                          FEES PAID     FEES WAIVED      FEES PAID        FEES WAIVED     FEES PAID    FEES WAIVED
----------------------------------------------------------------------------------------------------------------------
Growth Fund               $1,296,130       $222,644        $1,295,835         $295,878    $1,151,853        $222,139
International Fund          $431,784             $0               N/A              N/A           N/A             N/A
Income Fund                  $99,531        $58,405          $158,488          $55,056      $192,928         $36,245
Balanced Fund               $356,757        $65,127          $510,255         $106,504      $567,501         $66,647
----------------------------------------------------------------------------------------------------------------------

         As of November 30, 2003, the Mid-Cap Growth Fund, Multi-Cap Global Value Fund and Short-Term Municipal Bond Fund had not yet commenced operations.

INVESTMENT SUB-ADVISERS

         AIM FUNDS MANAGEMENT INC.

         AIM Funds Management Inc. ("AIM"), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada, is the sub-adviser to the Multi-Cap Global Value Fund. AIM provides advisory services, including portfolio management, to the Multi-Cap Global Value Fund, subject to the review of the Board of Trustees and the overall supervision of the Adviser. AIM is a subsidiary of AMVESCAP. Pursuant to a separate sub-advisory agreement with the Trust, AIM is entitled to receive from the Adviser a fee based on the average daily net assets of the Multi-Cap Global Value Fund at the annual rate of 0.35%.

         INVESCO GLOBAL ASSET MANAGEMENT (N.A.)

         INVESCO Global Asset Management (N.A.) ("IGAM"), located at 1355 Peachtree Street, NE, Suite 250, Atlanta, Georgia, is the sub-adviser to the International Fund. IGAM provides advisory services, including portfolio management, to the International Fund, subject to the review of the Board of Trustees and the overall supervision of the Adviser. IGAM is a subsidiary of AMVESCAP PLC, an international investment management company that manages more than $370 billion in assets worldwide. Pursuant to a separate sub-advisory agreement with the Trust, IGAM is entitled to receive from the Adviser a fee based on the average daily net assets of the International Fund at the annual rate of 0.45%.

DISTRIBUTOR

         PFPC Distributors is the principal underwriter of the Funds pursuant to a Distribution Agreement dated October 26, 2000. PFPC Distributors is a subsidiary of PFPC, and has been providing mutual fund distribution services since 1992. From March 1, 1998 to January 2, 2001, Provident Distributors, Inc. served as the Funds' Distributor and prior to March 1, 1998, IBJ Funds Distributor, Inc. served as the Funds' Distributor. PFPC Distributors offers the Funds' shares to the public on a continuous basis.

ADMINISTRATIVE SERVICES

         As of March 1, 1998, the Trust entered into an Administration Agreement (the "Administration Agreement") with PFPC. PFPC provides administrative services necessary for the operation of the Funds, including among other things,
(1) preparation of shareholder reports and communications, (2) regulatory compliance, such as reports to and filings with the SEC and state securities commissions and (3) general supervision of the operation of the Funds, including coordination of the services performed by the Adviser, PFPC Distributors, transfer agent, custodians, independent accountants, legal counsel and others. In addition, PFPC furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers and employees affiliated with PFPC. For these services, PFPC receives a fee from each Fund computed daily and payable monthly, at the annual rate of: 0.08% of average daily net assets of each Fund up to $500 million; 0.06% of average daily net assets of each Fund in excess of $500 million up to $1 billion; 0.05% of average daily net assets of each Fund in excess of $1 billion. PFPC is also entitled to receive an annual base complex fee of $15,000, plus a $5,000 per Fund fee for administration and support services.

         For the periods indicated below, the Funds paid PFPC the following fees for the administrative services described above:

-------------------------------------------------------------------------------------------------------------
           FUND                     YEAR-ENDED                  YEAR-ENDED                   YEAR-ENDED
                                NOVEMBER 30, 2003            NOVEMBER 30, 2002           NOVEMBER 30, 2001
-------------------------------------------------------------------------------------------------------------
Growth Fund                         $209,325                     $270,233                     $244,052
International Fund                   $35,531                        N/A                         N/A
Income Fund                          $49,606                      $80,262                      $86,989
Balanced Fund                        $84,729                     $135,298                     $138,086
-------------------------------------------------------------------------------------------------------------

         The Administration Agreement was approved by the Board of Trustees at a meeting held on December 18, 1997 and shall remain in effect for a period of five years from its effective date. Thereafter, the Administration Agreement will continue subject to termination without penalty upon sixty days prior notice.

         Additionally, on September 17, 1998, Whitehall, or an affiliate, entered into a Co-Administration Services Contract with the Trust. Under this contract, Whitehall performed supplemental administrative services, including
(1) supervising  the activities of PFPC and the Funds' other service  providers,
(2) serving as liaison with the Trustees and (3) providing general product management and oversight to the extent not provided by PFPC. In consideration of Whitehall's services under this contract, the Trust paid Whitehall a monthly fee with respect to each Fund at an annual rate of 0.03% of the average daily value of the net assets of the Fund during the preceding month. For the fiscal year ended November 30, 2002, Whitehall received co-administration fees of $45,733, $18,009 and $7,315 for the Growth Fund, Balanced Fund and Income Fund, respectively. For the fiscal year ended November 30, 2001, IBJW (prior to January 30, 2001, IBJW served as investment adviser to the Funds) received co-administration fees of $40,654, $20,029 and $8,904 for the Growth Fund, Balanced Fund and Income Fund, respectively.

FUND EXPENSES

         Each Fund bears all costs of its operations other than expenses specifically assumed by PFPC Distributors, PFPC or the Adviser. The costs borne by the Funds include advisory fees, administration fees, Rule 12b-1 distribution fees (for Distributor Class shares), legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering or qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the Custodian of the Trust's assets. The Custodian (itself or through a sub-custodian) maintains separate accounts for the Funds; receives, holds and releases portfolio securities on account of the Funds, receives and disburses money on behalf of the Funds and collects and receives income and other payments on account of the Funds' portfolio securities. The Custodian is also authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

         PFPC (the "Transfer Agent") acts as transfer agent for the Funds. The Trust compensates the Transfer Agent for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services.

INDEPENDENT AUDITORS

         Ernst & Young LLP serves as the independent auditors for the Trust. Ernst & Young LLP provides audit services, tax return review and assistance and consultation in connection with review of certain SEC filings. Ernst & Young LLP's address is 5 Times Square, New York, New York 10036.

COUNSEL

         Morrison & Foerster LLP, located at 2000 Pennsylvania Avenue, NW, Washington, D.C. 20006-1888, serves as counsel to the Trust.

CODES OF ETHICS

         The Trust, the Adviser, AIM and IGAM have each adopted a Code of Ethics designed to prevent affiliated persons of the such entities from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds. Each code of ethics, among other things, permits "access persons" to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under the Code of Ethics. To facilitate enforcement, the codes of ethics generally require that an access person submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Trust, the Adviser, AIM and IGAM are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES

         The Funds have adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. The Proxy Voting Policies of the Trust and the Adviser are attached as Appendix B. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, without charge, upon request, by calling 1-800-994-2533 and on the SEC's website at http:www.sec.gov.


                           DISTRIBUTION OF FUND SHARES

         The Distribution Agreement between the Trust and PFPC Distributors provides that PFPC Distributors will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. PFPC Distributors is not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN

         The Trust has adopted a Master Distribution Plan (the "Plan") dated January 28, 2000, as amended January 2, 2001, pursuant to Rule 12b-1 of the 1940 Act for Distributor Class shares of the Growth Fund and Balanced Fund. Shareholders of each Fund approved the Plan on January 28, 2000. Pursuant to the Plan, a Fund may pay the Trust's distributor on a monthly basis for certain costs and expenses incurred under the Plan, subject to quarterly Board review, provided that each such payment is based on the average daily value of the Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.25%. These costs and expenses include (1) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (2) expenses of sales employees or agents of the Trust's distributor, including salary, commissions, travel and related expenses,
(3) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (4) costs of printing prospectuses, statements of additional information and other materials to be given or sent to prospective investors, (5) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds, (6) costs of shareholder servicing which may be incurred by broker-dealers, banks or other financial institutions, and (7) other direct and indirect distribution-related expenses, including the provision of services with respect to maintaining the assets of the Funds.

         The Distributor will use all amounts received under the Plan for payments to broker-dealers or financial institutions for their assistance in distributing the shares and otherwise promoting the sale of such shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship.

         The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the shares of the Funds may bear pursuant to the Plan without shareholder approval. Any other material amendments of the Plan must be approved by the Board of Trustees, and by the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Independent Trustees.

         The Plan is subject to annual approval, by the Board of Trustees and by the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan was last approved by the Board of Trustees of the Trust on October 22, 2003. The Plan is terminable with respect to the Funds at any time by a vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any related Agreement or by vote of the holders of a majority of the shares of the Funds. The Institutional Class shares of the Funds have not adopted the Plan and do not pay Rule 12b-1 distribution fees.

         The dollar amount of Rule 12b-1 fees paid by the Funds pursuant to each Fund's Rule 12b-1 Plan listed below for the fiscal year ended November 30, 2003 are as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                             PRINTING,        COMPENSATION TO     COMPENSATION TO      OTHER
         FUND               TOTAL         ADVERTISING  MAILING & PROSPECTUS     UNDERWRITERS       BROKER/DEALERS
--------------------------------------------------------------------------------------------------------------------------------
Growth Fund                $308,634          $270              $3,677               $0               $304,423          $264
   (Distributor Class)
--------------------------------------------------------------------------------------------------------------------------------
Income Fund                 $9,244            $20               $105                $0                $9,091            $28
   (Distributor Class)*
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund              $56,358            $67               $700                $0                $55,513           $78
   (Distributor Class)
--------------------------------------------------------------------------------------------------------------------------------

* The Distributor Class shares of the Income Fund were fully redeemed as of November 13, 2003.

                         COMPUTATION OF NET ASSET VALUE

         The Funds value their portfolio securities and compute their net asset values per share in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Funds' methods for valuing their portfolio securities.

         Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price, when appropriate. If the last sale price or NASDAQ official closing price is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         The International Fund and the Multi-Cap Global Value Fund may use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security as part of this process.

         Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

         To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

                             PORTFOLIO TRANSACTIONS

         Investment decisions for the Funds and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

         Pursuant to the Advisory Agreement, the Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, the Adviser will seek the best available price and most favorable execution of the Funds' orders. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of securities are generally placed by the Adviser with broker-dealers which, in the Adviser's judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. The Adviser selects broker-dealers on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser.

         The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because the Adviser or its affiliates receive such services.

         As permitted by Section 28(e), the Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in Section 28(e)) to the Adviser a higher commission for effecting a securities transaction for the Funds than another broker-dealer would have charged for effecting that transaction. Such higher commission would be paid only if the Adviser believes that the commission is reasonable in relation to the value of the brokerage and research services received.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         The following table sets forth total brokerage commissions paid by the Funds during the fiscal years ended November 30, 2001, 2002 and 2003.

                                                 BROKERAGE COMMISSIONS
                                                 ---------------------

          FUND                            2003             2002           2001
          ----                            ----             ----           ----
          Growth Fund                   $172,700         $141,550        $53,439
          International Fund             $74,163           N/A             N/A
          Income Fund                      $0               $0             $ 0
          Balanced Fund                  $11,489          $18,132        $11,792

SECURITIES OF REGULAR BROKERS OR DEALERS. As of November 30, 2003 the following Fund owned a security of its regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, with the following market value:

--------------------------------------------------------------------------------
FUND                       BROKER/DEALER                        MARKET VALUE
--------------------------------------------------------------------------------
Income Fund                Goldman Sachs Group, Inc.              $224,726
--------------------------------------------------------------------------------


                                    TAXATION

         The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Tax Information." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

         A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

         The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

         In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

         In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

         If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX

         A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

CAPITAL LOSS CARRY-FORWARDS

         A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

EQUALIZATION ACCOUNTING

         Under the Code, the Funds may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

TAXATION OF FUND INVESTMENTS

         In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

         If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

         If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

         Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

         Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

         Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

         If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property:  (i) a short sale;  (ii) an offsetting  notional  principal  contract;
(iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

         The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

         "Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

         A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

         Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS

         For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. Except for exempt-interest distributions paid out by the Short-Term Municipal Bond Fund, defined below, all distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

         Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

         Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

SALES AND EXCHANGES OF FUND SHARES

         If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares.

This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

         If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

         If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. These loss disallowance rules do not apply to losses realized under a periodic redemption plan.

FOREIGN TAXES

         Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only the International Fund and Multi-Cap Global Value Fund may qualify for and make the election; however, even if the International Fund or Multi-Cap Global Value Fund qualifies for the election for a year, it may not make the election for such year. The International Fund and Multi-Cap Global Value Fund will each notify its shareholders within 60 days after the close of the Fund's taxable year whether it has elected for the foreign taxes paid by the Fund to "pass-through" for that year.

         Even if the International Fund and Multi-Cap Global Value Fund qualifies for the election, foreign income and similar taxes will only pass-through to the Funds' shareholders if certain holding period requirements are met. Specifically, (i) the shareholder must have held the Fund shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the shareholder became entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and
(ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 30-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. The International Fund and Multi-Cap Global Value Find may each choose not to make the election if the Fund has not satisfied its holding requirement.

         If the International Fund or Multi-Cap Global Value Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund's dividends paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder's federal income tax attributable to foreign source taxable income or the amount specified in the notice mailed to that shareholder within 60 days after the close of the year. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

         In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.

FEDERAL INCOME TAX RATES

         As of the printing of this SAI, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

         Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not.) Furthermore, an individual Fund shareholder can only treat a Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. No assurance can be given as to what portion, if any, of the Fund's dividend income distributed to shareholders will qualify for the reduced rate of taxation.

         The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

BACKUP WITHHOLDING

         The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid

TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

TAX-DEFERRED PLANS

         The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs and Roth IRAs. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

CORPORATE SHAREHOLDERS

         Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if: (i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

FOREIGN SHAREHOLDERS

         Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( "foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

         If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

         The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

         Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If the International Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through.

ADDITIONAL CONSIDERATIONS FOR THE SHORT-TERM MUNICIPAL BOND FUND

         If at least 50% of the value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest distributions." The Short-Term Municipal Bond Fund intends to so qualify and is designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

         Distributions of capital gain or income not attributable to interest on the Short-Term Municipal Bond Fund's tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

         Not later than 60 days after the close of its taxable year, the Short-Term Municipal Bond Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of the Short-Term Municipal Bond Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

         In addition, certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating federal AMT. Tax preference items include tax-exempt interest on "private activity bonds." To the extent that the Short-Term Municipal Bond Fund invests in private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Municipal Bond Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Short-Term Municipal Bond Fund's expenses in computing their federal AMT. In addition, exempt-interest distributions paid by the Short-Term Municipal Bond Fund to a corporate shareholder is included in the shareholder's "adjusted current earnings" as part of its federal AMT calculation, and may also affect its federal "environmental tax" liability. As of the date of this SAI, individuals are subject to the federal AMT at a maximum rate of 28% and corporations are subject to the federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the federal AMT should consult own their tax advisors.


                        DESCRIPTION OF THE FUNDS' SHARES

CAPITALIZATION

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) or additional classes at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

         Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

VOTING RIGHTS

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the SAI, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).

         Shareholders have the right to vote in the election of Trustees and on any and all matters on which by law or under the provisions of the Declaration of Trust, they may be entitled to vote. Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. When certain matters affect only one class of shares but not another, the shareholders would vote as a class regarding such matters. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         CALCULATION OF PERFORMANCE DATA

         The Funds may, from time to time, include their yield and average annual total return in advertisements or reports to shareholders or prospective investors.

         AVERAGE ANNUAL TOTAL RETURN. Quotations of average annual total return will be expressed in terms of the average annual compounded rates of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:

                                P (1 + T)N = ERV

(where P = a hypothetical initial payment of $l,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all distributions are reinvested when paid.

         AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS). Quotations of average annual total return after taxes on distributions are determined by calculating the average annual compounded rates of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), that would equate the initial amount invested to the ending value, according to the following formula:

                                P (1 + T)N = ATVD

(where P = a hypothetical initial payment of $l,000, T = the average annual total return (after taxes on distributions), n = the number of years, and ATVD = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year period (or fractional portion)), after taxes on fund distributions but not after taxes on redemption.

         AVERAGE  ANNUAL  TOTAL  RETURN  (AFTER  TAXES  ON   DISTRIBUTIONS   AND
REDEMPTION).   Quotations  of  average   annual  total  return  after  taxes  on
distributions and redemption are determined by calculating the average annual compounded rates of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), that would equate the initial amount invested to the ending value, according to the following formula:

                               P (1 + T)N = ATVDR

(where P = a hypothetical initial payment of $l,000, T = the average annual total return (after taxes on distributions and redemption), n = the number of years, and ATVDR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion)), after taxes on fund distributions and redemption.

                          AVERAGE ANNUAL TOTAL RETURNS

         The Funds' average annual total returns are given for the one-year, five-year and since inception periods ended November 30, 2003.

-------------------------------------------------------------------------------------------------------
FUND*                                                    GROWTH FUND     BALANCED FUND   INCOME FUND
                                                         (DISTRIBUTOR    (DISTRIBUTOR    (INSTITUTIONAL
                                                         CLASS)          CLASS)          CLASS)**
-------------------------------------------------------------------------------------------------------
(INCEPTION DATE)                                         Feb. 1 , 1995   Feb. 1 , 1995   Feb. 1 , 1995
=======================================================================================================
1-Year Return (Before Taxes)                                 15.35%          13.96%          3.38%
-------------------------------------------------------------------------------------------------------
1-Year Return (After Taxes on Distributions)                 15.35%          13.41%          2.24%
-------------------------------------------------------------------------------------------------------
1-Year  Return  (After  Taxes  on   Distributions   and       9.98%           8.92%          2.18%
Redemption)
=======================================================================================================
5-Year Return (Before Taxes)                                  4.27%           4.46%          4.00%
-------------------------------------------------------------------------------------------------------
5-Year Return (After Taxes on Distributions)                  3.10%           3.20%          2.04%
-------------------------------------------------------------------------------------------------------
5  Year  Return  (After  Taxes  on  Distributions   and       3.30%           3.12%          2.17%
Redemption)
=======================================================================================================
Return Since Inception (Before Taxes)                        12.94%           9.79%          5.97%
-------------------------------------------------------------------------------------------------------
Return Since Inception                                       10.84%           7.72%          3.64%
(After Taxes on Distributions)
-------------------------------------------------------------------------------------------------------
Return Since Inception                                       10.41%           7.36%          3.63%
(After Taxes on Distributions and Redemption)
-------------------------------------------------------------------------------------------------------

----------------------
* Because the Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Short-Term Municipal Fund have not been in operations for a full year, performance information is not shown for those Funds.
** Performance shown for periods prior to August 21, 2003 reflects the performance of the Distributor Class shares of the Income Fund. Distributor Class shares were fully redeemed as of November 13, 2003.

         YIELD QUOTATIONS. Quotations of yield for the Funds will be based on the investment income per share earned during a particular 30-day (or one month) period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                            YIELD = 2[(A-B + 1)6 -1]
                                       CD
where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

         For the period ended November 30, 2003, the 30-day (or one month) yield for shares of the Income Fund was 2.79%.

         Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In connection with communicating its yields or total return to current or prospective unit holders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of distributions but generally do not reflect deductions for administrative and management costs.

         Performance information for the Funds may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of distributions but generally do not reflect deductions for administrative and management costs and expenses.

         Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the distributions paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.


                              FINANCIAL INFORMATION

         The Financial Statements incorporated herein by reference from the Funds' 2003 Annual Report to Shareholders have been audited by Ernst & Young LLP, independent auditors, as stated in its report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in auditing and accounting.

--------------------------------------------------------------------------------

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, I.E., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

       CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

       RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             o  Positive means that a rating may be raised.
             o  Negative means that a rating may be lowered.
             o  Stable means that a rating is not likely to change.
             o  Developing means a rating may be raised or lowered.
             o  N.M. means not meaningful.

MOODY'S

        WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

       WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

       RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

       RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                   APPENDIX B

                            PROXY VOTING POLICIES OF
                         ATLANTIC WHITEHALL FUNDS TRUST
                        AND ATLANTIC TRUST ADVISORS, INC.


                         ATLANTIC WHITEHALL FUNDS TRUST
                               PROXY VOTING POLICY


         The Board of Trustees (the "Board") of Atlantic Whitehall Funds Trust (the "Trust") has determined that it is in the best interests of the Trust and the series of the Trust that hold voting securities (each, a "Fund") for the Trust to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Funds.

I.       POLICY

         It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a Fund to the Fund's investment adviser or, if the Fund's investment adviser has delegated portfolio management responsibilities to one or more investment sub-adviser(s), to the Fund's investment sub-adviser(s) (the investment adviser or the investment sub-adviser(s) is referred to hereafter as the "Adviser"), as a part of the Adviser's general management of the Fund's portfolio, subject to the Board's continuing oversight. The Board hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds. Any expenses relating to the retention of vendors or other costs relating to compliance with this policy will be allocated among the Adviser and the Trust in the manner approved by the Board from time to time.

II.      FIDUCIARY DUTY

         The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund. The Adviser acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interests of the Fund and its shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

III.     PROCEDURES

         The following are the procedures adopted by the Board for the administration of this policy:

         A. Review of Adviser Proxy Voting Procedures. Each Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures, including any substantive changes to its procedures for addressing conflicts of interest. An Adviser is not required to notify the Board of changes relating to any guidelines for voting specific types of proxies except as part of the annual presentation. The Board shall review the policies, procedures and other guidelines presented by each Adviser to determine that they are consistent with these policies and procedures. Each Adviser shall provide the Trust with a copy of its policies, procedures and other guidelines or a description of such policies, procedures and guidelines for the purpose of filing such document(s) in the Trust's statement of additional information or as otherwise required by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules promulgated thereunder.

         B. Board Reporting. Each Adviser shall provide such reports to the Board as the Board may reasonably request from time to time.

         C. Voting Record Reports. Each Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the respective Trust at least annually. Such voting record information shall be in a form acceptable to the Trust and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trust and the Adviser may agree to from time to time.

         D. Record Retention. Each Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the 1940 Act and the rules promulgated thereunder.

         E. Conflicts of Interest. Any actual or potential conflicts of interest between a Fund's principal underwriter or Adviser and the applicable Fund's shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser's application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the officer(s) of the Trust that a conflict of interest cannot be resolved under the Adviser's Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trust of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

IV.      REVOCATION

         The delegation by a Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V.       REVIEW OF POLICY

         The Board shall review and approve such changes to these policies and procedures as the Board deem necessary from time to time.

Adopted:  July 23, 2003

                              PROXY POLICY HANDBOOK

                          ATLANTIC TRUST COMPANY, N.A.
                            ATLANTIC TRUST CO., N.A.
                          ATLANTIC TRUST ADVISORS, INC.

    (Collectively known as the "Atlantic Trust Companies" or the "Companies")

I.       PROXY VOTING POLICIES & PROCEDURES

         A.       FIDUCIARY OBLIGATIONS & GOVERNMENT REGULATION

                  The right to vote a proxy may have a significant impact on the value of client or fund assets, so proxies must be voted prudently. In addition, as fiduciaries and regulated entities, it is important to thoroughly document proxies voted. Each of the Atlantic Trust Companies serves in a fiduciary capacity to its investment clients and is committed to placing client's interests first. The Atlantic Trust Companies acquire and hold a company's stock with the expectation that it will prove to be a good investment. Accordingly, consideration of proxy proposals is primarily focused on the investment implications of each proposal. In certain cases, such as international investing, practical considerations may make it impossible or disadvantageous to vote proxies in every instance.

                  The Securities and Exchange Commission (the "SEC") has promulgated rules that require registered investment advisers and registered investment companies to develop policies and procedures for proxy voting and to disclose such policies to their clients and shareholders. The SEC also requires these registered entities to document their proxy voting records and make them available to clients and shareholders upon request. Compliance with these rules begins on July 1, 2003.

                  This Proxy Policy Handbook ("Handbook") contains group-wide proxy-voting policies and procedures for the Atlantic Trust Companies. This Handbook will be reviewed and approved annually by each of the Companies' boards. Amendments may be made by the proxy committees (as defined herein) of each of the Atlantic Trust Companies and ratified by each of the boards.

         B.       ADMINISTRATION

                  Proxy Committee. A joint proxy committee (the "Proxy Committee" or the "Committee") has been established to implement the proxy voting policies and procedures and to oversee the proxy voting process for each of the Atlantic Trust Companies. The Committee generally consists of members from executive management, the investment operations, and portfolio managers from each of the Companies. In all cases, members of the Proxy Committee are officers or employees of each of the Atlantic Trust Companies. In addition to the Companies' evaluations and knowledge of the portfolio companies, the Proxy Committee may use independent research and input provided by third parties.

                  Proxy Administrator. The Proxy Committee has appointed a Proxy Administrator who is responsible for administering and monitoring the proxy voting process and coordinating as appropriate, between the Proxy Committee and Institutional Shareholder Services, Inc. ("ISS") to ensure that all proxies are voted and recorded in an accurate and timely manner. As is discussed below, ISS has been engaged by the Companies to provide various services to assist the Companies in connection with the voting of proxies. The Proxy Administrator is also responsible for ensuring that shareholder requests for proxy voting records are responded to within the SEC's prescribed time limits. The current Proxy Administrator for the Atlantic Trust Companies is Robert Saccone.

         C.       PROCEDURES FOR PROXY VOTING

                  Proxies generally will be voted in accordance with the guidelines contained in this Handbook (the "Guidelines") unless an issue warrants special consideration by the Proxy Committee or an issue falls outside the scope of the Guidelines. In addition to the use of a Proxy Administrator, the Companies may retain third parties to assist with the administrative and ministerial aspects of proxy voting including, but not limited to, proxy voting, recordkeeping and the handling of client or shareholder requests and have engaged ISS in this regard. A description of the specific operations and procedures for each of the Companies is set forth below:

                  ATLANTIC TRUST COMPANY, N.A.

                  Atlantic Trust Company, N.A. ("AT Company") uses on the Proxy Committee to oversee the voting of proxies for securities held in its client accounts. Proxies are generally voted in accordance with the Guidelines. Issues that are not covered by the Guidelines are referred to the Proxy Committee, which has authority to decide how the proxies shall be voted. In deciding how to vote proxies, the Proxy Committee may consult with the portfolio manager(s) of the accounts that hold the securities to be voted. AT Company retains required documentation regarding the voting of proxies by it.

                  ATLANTIC TRUST CO., N.A.

                  Atlantic Trust Co., N.A. ("AT Co.") uses on the Proxy Committee to oversee the voting of proxies for securities held in its client accounts. Proxies generally are voted in accordance with the Guidelines. Issues that are not covered by the guidelines are referred to the Proxy Committee, which has authority to decide how the proxies shall be voted. In deciding how to vote proxies, the Proxy Committee may consult with the portfolio manager(s) of the accounts that hold the securities to be voted. Employees of the trust company administer the proxy voting process and retain required documentation. AT Co. retains required documentation regarding the voting of proxies by it.

                  ATLANTIC TRUST ADVISORS, INC.

                  Atlantic Trust Advisors, Inc. ("AT Advisors") handles proxy voting in several ways. AT Advisors provides investment management services in connection with certain trust accounts of affiliated and unaffiliated trust companies. Many of these trust accounts hold their assets in custody at Bank of New York and have delegated proxy voting to Bank of New York, which votes proxies for securities held in these accounts in accordance with its proxy voting policies and procedures. Other clients may delegate this responsibility to AT Advisors either verbally or in writing. In cases where AT Advisors has been delegated proxy voting authority, it votes proxies in accordance with the Guidelines or, in certain cases, as directed by the Proxy Committee.

                  Issues that are not covered by the Guidelines are referred to the Proxy Committee, which has authority to decide how the proxies shall be voted on these issues. In deciding how to vote proxies, the Proxy Committee may consult with the portfolio manager(s) of the funds or accounts that hold the securities to be voted. The Proxy Administrator shall be responsible for notifying ISS how to vote on these issues.

                  SUB-ADVISERS

                  From time to time, the Atlantic Trust Companies may use sub-advisers to perform investment advisory services for certain clients. It is the position of the Atlantic Trust Companies that a sub-adviser generally is in the best position to vote proxies and therefore seeks to have sub-advisers assume responsibility for proxy voting in the sub-advisory agreement. Proxies will be voted in accordance with the proxy voting policies and procedures of the sub-adviser.

                  Copies of sub-advisers proxy voting policies will be made available to each board for their review. Clients may obtain a copy free of charge by calling the Atlantic Trust Companies at (212) 259-3800 or toll-free at (800) 994-2533.

         D.       RECORDKEEPING

                  SEC regulated entities must maintain proxy voting policies and voting records in an easily accessible place for five (5) years (the first two of which must be in the office). In view of the fact that all of the Atlantic Trust Companies are government-regulated entities, each of the Atlantic Trust Companies maintain proxy-related materials for this length of time, including the following records:

                  1. Copies of the Proxy Voting Handbook, client disclosures and any amendments thereto;
                  2. A copy of each proxy statement that is received (or have arrangements in place with a third party to retain a copy and provide promptly upon request);
                  3. A record of each vote cast on behalf of a client. (Or, have arrangements in place with a third party to record votes cast and provide a copy of such record promptly upon request.);
                  4. Any other documentation that was used in the decision-making process or that memorializes the basis for the decision;
                  5. A copy of each written client request for information on how proxies are voted and any responses to client requests. (Verbal client requests for information should be recorded in a log.)

         E.       CONFLICTS OF INTEREST

                  In most cases, proxies are voted in accordance with the specific provisions articulated in the Guidelines; the opportunity for conflicts of interest generally do not arise. However conflicts, either perceived or actual, may occur. For example, a portfolio company may retain one of the Atlantic Trust Companies to provide investment management or other services to its 401(k) plan or pension plan. If a conflict of interest situation arises, the Proxy Committee will evaluate the proxy proposal to determine what is in the best interest of the client or shareholders and vote accordingly. If the Proxy Committee determines that it would be inappropriate for it to vote the proxy, the Proxy Committee will consult with the board of the conflicted Atlantic Trust entity to determine how to proceed, which may include engaging an independent third party to vote the proxy or employing other means of addressing the conflict.

                  Any conflict presented regarding the voting of proxies will be reviewed on a quarterly basis.

         F.       SOCIAL RESPONSIBILITY ISSUES

                  Atlantic Trust Companies vote proxies with a primary focus on the investment implications of each issue. Accordingly, social issues generally are not considered in voting determinations.

II.      PROXY VOTING GUIDELINES

         As part of the investment process, the Atlantic Trust Companies evaluate the management of all portfolio companies. The ability and judgment of management is, in our opinion, one of the most critical factors in determining the investment merits of any portfolio company. The Atlantic Trust Companies generally will not hold securities of companies whose management it questions, and accordingly, gives substantial weight to management opinions. The Atlantic Trust Companies generally cast most of their proxy votes, particularly on routine matters, in accordance with management recommendations. However, when the Proxy Committee believes that the position of management may not be in the best interests of shareholders, the Atlantic Trust Companies may vote against management recommendations.

         As a general rule, the Atlantic Trust Companies vote against any proposals that would reduce the rights of shareholders, reduce shareholder influence over the board of directors and management, adversely affect the alignment of interests between management and shareholders, or reduce the value of an investment. In addition, absent specific prior authorization from the Proxy Committee, the Atlantic Trust Companies generally do not:

         o     Announce their voting intentions and the reasons therefor.
         o Participate in a proxy solicitation or otherwise seek proxy-voting authority from any other portfolio company shareholder.
         o Act in concert with other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company including those shareholders who are under "common control" with the Atlantic Trust Companies.

         A.       EXECUTIVE COMPENSATION

                  Every executive compensation plan is different; however, the following considerations are intended to serve as a guide in evaluating compensation arrangements.

                  An  appropriate   level  of   compensation  is  essential  for
         attracting and retaining successful managers. Compensation plans, which encourage stock ownership by managers and employees generally are beneficial. When managers and employees own stock, their interests are aligned with other shareholders and they generally are more likely to take steps to maximize shareholder value. Plans that base compensation on the attainment of specific goals should be encouraged as they provide additional incentives for successful management. Stock option plans are an appropriate form of executive compensation in that they provide a direct incentive to take actions that will increase the value of the stock. The Companies generally will vote in favor of profit-sharing and stock option plans that represent reasonable compensation incentives; however, proposals that would enrich management excessively or would significantly increase compensation awards and/or employment contracts to senior management that would become effective upon change of ownership of the company and would work to the detriment of shareholders will generally be opposed. In addition, plans that permit employees to purchase stock at a significant discount from market value at the time the options are issued will generally be opposed, as they will dilute the interests of existing shareholders.

                  Non-qualified stock option plans merit a more specific analysis than qualified plans as non-qualified plans are not required to contain incentives for long-term holding or limits on the amount of options which may be exercised.

         B.       CORPORATE GOVERNANCE AND ORGANIZATIONAL MATTERS

                  Proposals that could allow management to ignore the opinions of shareholders regarding major corporate changes generally will be opposed. These include various anti-takeover provisions such as requiring board approval of any tender offer, "poison pills," and staggered boards. Anti-takeover provisions could prevent shareholders from maximizing the return on their investment in situations where management objects to a sale of the company and will generally be opposed.

                  In the majority of cases, management's slate of nominees to a board of directors are unopposed and generally will be approved, unless specific information reveals that a particular candidate is unfit to serve. Management proposals to indemnify directors also generally will be approved, unless otherwise inappropriate. A majority of the board should be outside directors to encourage objective oversight and to make a variety of experience and opinions available to management. No inside directors should serve on the audit committee of the board of directors and a majority of the compensation committee should be outside directors. Proposals at variance to these positions will generally be opposed.

                  Management proposals to amend a corporate charter to change the scope of business description or fiscal year of a corporation generally will be approved. Proposals to appoint independent auditors also generally will be approved. However, proposals to change the state of incorporation generally will be opposed, unless there is a compelling reason to do otherwise. Proposals to limit special meetings and proposals to alter by-laws to require supermajority for stockholder approvals also generally will be opposed.

         C.       CAPITAL STRUCTURE AND TRANSACTIONS

                  When evaluating proposed changes to capital structure, changes that could dilute the interests of the shareholders will be carefully examined and generally opposed. Proposals giving a board unlimited authority to issue "blank check preferred" stock will be opposed. Such authority could be used to issue preferred stock for little or no consideration and such stock could have voting, liquidation, and dividend rights superior to the common shares. The board could also use the threat to issue blank check preferred as an anti-takeover device.

                  Proposals to increase the number of authorized shares outstanding will be evaluated on a case-by-case basis in light of the reasons stated in the proxy. Proposals to increase authorized shares to accommodate stock dividends, splits or other clearly defined needs generally will be approved. However, proposals to increase authorized stock without appropriate management explanation and for purposes other than the benefit of shareholders generally will be opposed. Management proposals to eliminate preemptive rights generally will be approved, except in closely held companies. Approval to repurchase shares will ordinarily be given as share repurchase programs tend to support the price of the stock and shares are generally only repurchased when management cannot find an appropriate use for excess corporate funds.

                  In the case of competing tender offers, the highest offer generally will be approved in the absence of contrary overriding circumstances. The payment of "greenmail" to convince a potential acquirer to drop its bid would usually be an improper use of corporate assets and accordingly, will be opposed.

         D.       STOCKHOLDER PROPOSALS

         In voting stockholder proposals, we generally support those dealing with:

                  o   Expanded financial information;
                  o   Majority rights;
                  o   Anti-greenmail charter provisions;
                  o   Equal access to proxy process;
                  o   Right of shareholders to act by written consent;
                  o   Right of shareholders to vote on a Poison Pill;
                  o   Confidential voting; and
                  o   Requiring  a  majority  of  the  Audit  and   Compensation
                      committees to be comprised of outside directors.

         In voting on stockholder proposals, we generally oppose those dealing with:

                  o Specific boycotts or restrictions based on political, special interest or international trade considerations that would impair the company's ability to do business; such as restrictions on political contributions;
                  o   Requiring directors to own stock;
                  o   Cumulative voting;
                  o   By-law amendments by shareholder vote

         E.       INTERNATIONAL INVESTING

                  Laws governing non-U.S. issuers may vary significantly from U.S. law and from jurisdiction to jurisdiction. For example, many non-U.S. jurisdictions impose the following material burdens on voting proxies:

                  SHARE-BLOCKING. Shares must be frozen for certain periods of time to vote via proxy.

                  SHARE RE-REGISTRATION. Shares must be re-registered out of the name of the local custodian or nominee into the name of the client for the meeting and, in many cases, then re-registered back. Shares are normally blocked during this period.

                  POWERS OF ATTORNEY. Detailed documentation from a client must be given to the local sub-custodian. In many cases the investment adviser is not authorized to deliver this information or sign the relevant documents.

                  Before making a decision, the Proxy Committee will weigh the advantages and disadvantages to voting in these jurisdictions. Where the Proxy Committee believes it is in the best interest of the client to vote, it will do so in accordance with the Guidelines, where applicable.

Adopted:  July 1, 2003

                            PART C. OTHER INFORMATION

Item 23.        EXHIBITS.

                (a) Trust Instrument is filed with Post-Effective Amendment No. 2 to the Registration Statement No. 33-83430 on March 27, 1996, and is incorporated herein by reference.

                (b)(1) Amended Bylaws of Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 4 to Registration Statement No. 33-83430 on March 27, 1997, and is incorporated herein by reference.

                (b)(2) Amendment effective December 17, 1998 to Amended Bylaws of Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 7 to Registration Statement No. 33-83430 on March 30, 1999, and is incorporated herein by reference.

                (b)(3)       Amendment  effective  October  23,  2002 to Amended
                             Bylaws of Registrant, dated March 20, 1997, is filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-83430 on March 28, 2003, and is incorporated herein by reference.

                (c)          None.

                (d)(1) Investment Advisory Contract dated February 14, 2003, between Atlantic Whitehall Funds Trust and Atlantic Trust Advisors, Inc. (formerly, Whitehall Asset Management, Inc.), is filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-83430 on March 28, 2003, and is incorporated herein by reference.

                (d)(2) Sub-Advisory Agreement between Registrant and INVESCO Global Asset Management (N.A.) on behalf of the International Fund, is filed with Post-Effective Amendment No. 23 to Registration Statement No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

                (d)(3) Form of Sub-Advisory Agreement between Registrant and AIM Funds Management Inc. on behalf of the Multi-Cap Global Value Fund, is filed with Post-Effective Amendment No. 24 to Registration Statement No. 33-83430 on September 3, 2003, and is incorporated herein by reference.

                (e)(1) Distribution Agreement dated October 26, 2000, between Registrant and PFPC Distributors, Inc., is filed with Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                (e)(2) Amendment dated October 25, 2001 to the Distribution Agreement dated October 26, 2000, between Registrant and PFPC Distributors, Inc., is filed with Post-Effective Amendment No. 16 to Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.

                (f)          None.

                (g) Custodian Agreement between Registrant and State Street Bank and Trust Company, is filed with Post-Effective Amendment No. 23 to Registration Statement No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

                (h)(1)(i) Transfer Agency and Services Agreement dated March 1, 1998 between Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

                (h)(1)(ii) Amendment to Transfer Agency and Services Agreement dated October 20, 1999 between Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 9 to Registration Statement No. 33-83430 on March 28, 2000, and is incorporated herein by reference.

                (h)(1)(iii) Amendment dated September 14, 2000 to the Transfer Agency and Services Agreement dated March 1, 1998 between the Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), on behalf of the Whitehall Enhanced Index Fund and Whitehall High Yield Fund, is filed with
                             Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                (h)(1)(iv) Amendment dated October 25, 2001 to the Transfer Agency and Services Agreement dated March 1, 1998 between the Registrant and PFPC, Inc. (formerly First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 16 to Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.

                (h)(1)(v) Amendment dated July 24, 2002 to the Transfer Agency and Services Agreement dated March 1, 1998 between the Registrant and PFPC, Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-83430 on March 28, 2003, and is incorporated herein by reference.

                (h)(2)(i) Administration Agreement dated March 1, 1998 between PFPC Inc. (formerly, First Data Investor Services Group, Inc.), and Registrant, is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

                (h)(2)(ii) Amendment to Administration Agreement dated October 28, 1999 between Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), is filed with Post-Effective Amendment No. 9 to Registration Statement No. 33-83430 on March 28, 2000, and is incorporated herein by reference.

                (h)(2)(iii) Amendment dated September 14, 2000 to the Administration Agreement dated March 1, 1998 between the Registrant and PFPC Inc. (formerly, First Data Investor Services Group, Inc.), on behalf of the Whitehall Enhanced Index Fund and Whitehall High Yield Fund, is filed with
                             Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                (h)(2)(iv)   Amendment   dated   October   25,   2001   to   the
                             Administration Agreement dated March 1, 1998 between Registrant and PFPC Inc. is filed with Post-Effective Amendment No. 16 to Registration Statement No. 33-83430 on March 28, 2002, and is incorporated herein by reference.

                (i) Opinion and consent of Morrison & Foerster LLP, counsel to the Trust, is filed herewith.

                (j)(1) Consent of Ernst & Young LLP, independent auditors, is filed herewith.

                (j)(2) Powers of Attorney on behalf of Lynn S. Birdsong, Donald J. Herrema, Susan Vary Machtiger, Tracy L. Nixon, John R. Preston, George H. Stewart, Pierre de St. Phalle, Mark Santero and John Bini, are filed with Post-Effective Amendment No. 18 to Registration Statement No. 33-83430 on March 28, 2003, and is incorporated herein by reference.

                (k)          None.

                (l) Subscription Agreement is filed with Post-Effective Amendment No. 2 to Registration Statement No. 33-83430 on March 27, 1996, and is incorporated herein by reference.

                (m)(1) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Premium Class shareholders is filed with Post -Effective Amendment No. 5 to
                             Registration Statement No 33-83430 on March 30, 1998, and is incorporated herein by reference.

                (m)(2) Form of Supplements to Distribution and Service Plan is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

                (m)(3) Rule 12b-1 Distribution Plan and Agreement (Distributor Class) dated January 28, 2000, as amended January 2, 2001, Rule 12b-1 Distribution Plan and Agreement Supplements each dated January 28, 2000, as amended January 2, 2001, with respect to the Growth Fund and Balanced Fund is filed with Post-Effective Amendment No. 15 to Registration Statement No. 33-83430 on January 31, 2001, and is incorporated herein by reference.

                (m)(4) Form of Servicing Organization Agreement is filed with Post-Effective Amendment No. 5 to Registration Statement No. 33-83430 on March 30, 1998, and is incorporated herein by reference.

                (n)          None.

                (o) Rule 18f-3 Multi-Class Plan is filed with Post-Effective Amendment No. 23 to Registration Statement No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

                (p)(1) Code of Ethics of the Registrant is filed with Post-Effective Amendment No. 23 to Registration Statement No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

                (p)(2) Code of Ethics of Atlantic Trust Advisors, Inc. is filed with Post-Effective Amendment No. 23 to Registration Statement No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

                (p)(3) Code of Ethics of INVESCO Global Asset Management (N.A.) is filed with Post-Effective Amendment No. 23 to Registration Statement No. 33-83430 on July 31, 2003, and is incorporated herein by reference.

                (p)(4) Code of Ethics of AIM Funds Management Inc., is filed with Post-Effective Amendment No. 24 to Registration Statement No. 33-83430 on September 3, 2003, and is incorporated herein by reference.

Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  None.

Item 25.          INDEMNIFICATION.

                  As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument, Section 15 of the Master Investment Advisory Agreement between Registrant and Atlantic Trust Advisors, Inc. (formerly, Whitehall Asset Management, Inc.), and Section 1.13 of the Distribution Agreement between Registrant and PFPC Distributors, Inc., officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action of failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange

                  Commission  such  indemnification  is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  The Registrant purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

                  Section  15  of  the  Investment  Advisory  Agreement  between
                  Registrant and Atlantic Trust Advisors, Inc. (formerly, Whitehall Asset Management, Inc.) and Section 3.1 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. limit the liability of Atlantic Trust Advisors, Inc. and PFPC Distributors, Inc. to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

                  Section 6(b) of the Administration Agreement between Registrant and PFPC Inc., f/k/a First Data Investors Services Group, Inc. indemnifies and holds the Registrant from and against any and all claims, cost or expense (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which may be asserted against the Registrant or for which the Registrant may be held liable in connection with this Agreement provided that such claim resulted from a negligent act or omission to act, bad faith, willful misfeasance or reckless disregard by PFPC Inc. in the performance of its duties hereunder.

                  Article  10.2 of the Transfer  Agency and  Services  Agreement
                  between the Registrant and PFPC Inc., f/k/a First Data Investors Services Group, Inc. indemnifies and holds the Registrant harmless from and against any and all claims, costs, expenses (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which may be asserted against the Fund or for which the Fund may be held to be liable arising out of or attributable to any of the following: (1) any actions of PFPC Inc. required to be taken pursuant to this Agreement provided that such claim resulted from a negligent act or omission to act, bad faith, willful misfeasance or reckless disregard by PFPC Inc. in the performance of its duties hereunder; and (2) PFPC Inc.'s refusal or failure to comply with the terms of this Agreement, or any claim which arises out of PFPC's negligence or misconduct or the breach of any representation or warranty of PFPC made herein.

                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Investment Advisory Contracts and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) of such Act remain in effect and are consistently applied.

Item 26.          BUSINESS AND OTHER CONNECTIONS OF ATLANTIC TRUST ADVISORS,
                  INC.

                  Atlantic Trust Advisors, Inc., a registered investment adviser, provides investment advisory services to the Funds pursuant to an Investment Advisory Contract with the Trust. Atlantic Trust Advisors, Inc. is a wholly-owned subsidiary of AMVESCAP PLC, a leading global investment manager.

                  Information as to officers and directors of Atlantic Trust Advisors, Inc. is included in the Form ADV of Atlantic Trust Advisors, Inc. filed with the SEC (File No. 801-55435) and is incorporated by reference herein.

Item 27.          PRINCIPAL UNDERWRITER

                  PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of February 1, 2004:

                     AB Funds Trust
                     AFBA 5 Star Funds, Inc.
                     Forward Funds, Inc
                     Harris Insight Funds Trust
                     Hillview Investment Trust II
                     International Dollar Reserve Fund I, Ltd.
                     Kalmar Pooled Investment Trust
                     Matthews Asian Funds
                     Metropolitan West Funds
                     Pictet Funds
                     The RBB Fund, Inc.
                     RS Investment Trust
                     Scudder Investments VIT Funds
                     Stratton Growth Fund, Inc.
                     Stratton Monthly Dividend REIT Shares, Inc.
                     The Stratton Funds, Inc.
                     Tomorrow Funds Retirement Trust
                     Trainer, Wortham First Mutual Funds
                     Van Wagoner Funds
                     Weiss, Peck & Greer Funds Trust
                     Weiss, Peck & Greer International Fund
                     Wilshire Target Funds, Inc.
                     WPG Large Cap Growth Fund

                     WPG Tudor Fund
                     WT Investment Trust

                  Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                     BlackRock Provident Institutional Funds
                     BlackRock Funds, Inc.

                  Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                     Northern Funds Trust
                     Northern Institutional Funds Trust

                  Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                     ABN AMRO Funds

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, PA 19406.

              (b) The following is a list of the executive officers,  directors, and partners of PFPC Distributors, Inc.:

                  Brian Burns             -        Chairman, CEO, Director and President
                  Michael Denofrio        -        Director
                  Nick Marsini            -        Director
                  Rita G. Adler           -        Chief Compliance Officer
                  Christine A. Ritch      -        Chief Legal Officer
                  Salvatore Faia          -        Secretary and Clerk
                  Christopher S. Conner   -        Assistant Secretary and Assistant Clerk
                  Bradley A. Stearns      -        Assistant Secretary and Assistant Clerk
                  John L. Wilson          -        Assistant Secretary and Assistant Clerk
                  John Coary              -        Treasurer
                  Douglas D. Castagna     -        Controller and Assistant Treasurer
                  Bruno DiStefano         -        Vice President
                  Elizabeth T. Holtsbery  -        Vice President
                  Susan K. Moscaritolo    -        Vice President
                  Thomas Rodman           -        Vice President

              (c) Not applicable.


Item 28.          LOCATION OF ACCOUNTS AND RECORDS.

                  (a) Atlantic Trust Advisors, Inc. 50 Rockefeller Plaza, New York, New York, 10020 (records relating to its functions as investment adviser).

                  (b) PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as distributor).

                  (c) PFPC Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its functions as administrator, dividend and transfer agent, fund account and custody administrator and agent, Minute Books, Declaration of Trust and By-Laws).

                  (d) The Bank of New York, One Wall Street, New York, New York, 10286 (records relating to its functions as custodian).

Item 29.          MANAGEMENT SERVICES.

                  Not Applicable.

Item 30.          UNDERTAKINGS.

                  Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule
485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 24 to its Registration Statement under the Securities Act of 1933 and Amendment No. 26 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of September, 2003.


                                           ATLANTIC WHITEHALL FUNDS TRUST

                                           By:  /S/ MARK SANTERO
                                                --------------------------------
                                                Mark Santero, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Atlantic Whitehall Funds Trust has been signed below by the following persons in the capacities indicated and on the 3rd day of September, 2003.

SIGNATURE                   CAPACITY

                  *         Chairman, Board of Trustees
-----------------------
Pierre de St. Phalle

                  *         Trustee
-----------------------
Lynn S. Birdsong

                  *         Trustee
-----------------------
John R. Preston

                  *         Trustee
-----------------------
Susan Vary Machtiger

                  *         Trustee
-----------------------
Tracy L. Nixon

/S/ MARK SANTERO            President (Principal Executive Officer)
-----------------------
Mark Santero

/S/ JOHN BINI               Treasurer (Principal Financial & Accounting Officer)
-----------------------
John Bini


  * By: /S/ JOHN BINI
        John Bini
        As attorney-in-fact pursuant to powers of attorney, as previously filed.

                                  EXHIBIT INDEX


EXHIBIT NO.    DESCRIPTION

(i)            Opinion and consent of Morrison & Foerster, counsel to the Trust.

(j)(1)         Consent of Ernst & Young LLP, independent auditors.